
As filed with the Securities and Exchange Commission on February 28, 2005 Registration Nos. 2-80348 and 811-3599


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /
Pre-Effective Amendment No. ______	/__/
Post-Effective Amendment No. 68	/X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 70	/X /
(Check appropriate box or boxes)

         THE ROYCE FUND
(Exact name of Registrant as specified in charter)

1414 Avenue of the Americas, New York, New York 10019
(Address of principal executive offices) (Zip Code)

(212) 355-7311
(Registrant’s Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
1414 Avenue of the Americas, New York, New York 10019
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
/__/ immediately upon filing pursuant to paragraph (b)
/__/ on _______ pursuant to paragraph (b)
/ X / 60 days after filing pursuant to paragraph (a)(i)
/__/ on Date pursuant to paragraph (a)(ii)
/__/ 75 days after filing pursuant to paragraph (a)(ii)
/__/ on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Total number of pages: ___
Index to Exhibits is located on page:


TheRoyceFund
VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 30 YEARS

Pennsylvania Mutual Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Low-Priced Stock Fund

Royce Total Return Fund

Royce TrustShares Fund

Royce Opportunity Fund

Royce Special Equity Fund

Royce Select Fund

Royce Value Fund

Royce Value Plus Fund

Royce 100 Fund

Royce Discovery Fund

Royce Financial Services Fund

Royce Dividend Value Fund

Royce Technology Value Fund

Investment Class Shares

P R O S P E C T U S May 1, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

OVERVIEW

      At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.
     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

– Chuck Royce

     The Investment Class is offered by The Royce Funds without sales charges or commissions. Shares of other Fund classes are generally offered only to or through institutions, broker-dealers or retirement plans.
     The information on pages 2-34 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 35-36 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.
     The performance information presented in this Prospectus is current to December 31, 2004. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.
     The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS | 1

PENNSYLVANIA MUTUAL FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

P ennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. In the upper end of the small-cap market (companies with stock market capitalizations from $500 million to $2.5 billion), the Fund generally invests in a more limited number of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Using this same methodology in the micro-cap sector (market capitalizations less than $500 million), the Fund invests in a larger number of securities selected by Royce from a universe of more than 6,300 micro-cap companies. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund. They are assisted by Portfolio Manager Jay S. Kaplan.

Normally, the Fund will invest at least 65% of its net assets in the equity securities of such small- and micro-cap companies.	PORTFOLIO DIAGNOSTICS (12/31/04)
	Number of Holdings	195

	Median Market Capitalization	$961 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 19.90% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -17.39% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
			1 Year	5 Year

		Return Before Taxes	20.23%	16.49%

		Return After Taxes on Distributions	X.XX	X.XX

		Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

		Russell 2000*	18.33	6.61
	*	Reflects no deductions for fees, expenses or taxes.

2 | THE ROYCE FUND PROSPECTUS

SYMBOL: PENNX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

Net Asset Value, Beginning of Period	$X.XX		$6.59	$7.39	$6.88	$7.28

Investment Operations
Net investment income (loss)	X.XX		(0.01)	(0.01)	0.02	0.05

Net realized and unrealized gain (loss) on investments	X.XX		2.66	(0.67)	1.22	1.19

Total from investment operations	X.XX		2.65	(0.68)	1.24	1.24

Distributions
Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.03)	(0.01)

Distributions from net realized gain on investments	X.XX		(0.36)	(0.12)	(0.70)	(1.63)

Total distributions	X.XX		(0.36)	(0.12)	(0.73)	(1.64)

Net Asset Value, End of Period	$X.XX		$8.88	$6.59	$7.39	$6.88

Total Return	X.XX	%	40.3%	(9.2)%	18.4%	18.4%

Ratios/Supplemental Data
Net assets, end of period (millions)	$XXX		$840	$462	$445	$369

Ratio of expenses to average net assets	X.XX	%	0.93%	0.94%	0.99%	1.03%

Ratio of net investment income (loss) to average net assets	X.XX	%	(0.17)%	(0.13)%	0.24%	0.63%

Portfolio turnover rate	XX%		30%	33%	39%	45%

* Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

THE ROYCE FUND PROSPECTUS | 3

ROYCE MICRO-CAP FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,300 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund, assisted by Jenifer L. Taylor, an Assistant Portfolio Manager of Royce.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $500 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	198

Median Market Capitalization	$314 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 27.78% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -23.48% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	15.78%	17.07%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

4 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYOTX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$X.XX	$X.XX	$X.XX	$X.XX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee Waiver	X.XX%

Net Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$10.16	$11.85	$9.78	$9.50

	Investment Operations
	Net investment income (loss)	X.XX		(0.13)	(0.12)	(0.07)	(0.02)

	Net realized and unrealized gain (loss) on investments	X.XX		5.47	(1.48)	2.32	1.58

	Total from investment operations	X.XX		5.34	(1.60)	2.25	1.56

	Distributions
	Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.00)

	Distributions from net realized gain on investments	X.XX		(0.57)	(0.10)	(0.19)	(1.28)

	Total distributions	X.XX		(0.57)	(0.10)	(0.19)	(1.28)

	Shareholder Redemption Fees Paid	X.XX		—	0.01	0.01	—

	Net Asset Value, End of Period	$X.XX		$14.93	$10.16	$11.85	$9.78

	Total Return	X.XX		52.6%	(13.4)%	23.1%	16.7%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$432	$263	$203	$140

	Ratio of expenses to average net assets**	X.XX	%	1.48%	1.49%	1.49%	1.49%

	Ratio of net investment income (loss) to average net assets	X.XX	%	(1.09)%	(1.05)%	(0.69)%	(0.22)%

	Portfolio turnover rate	XX%		44%	31%	30%	71%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2004, 2003, 2002, 2001 and 2000 these ratios would have been X.XX%, 1.61%, 1.73%, 1.75%, and 1.82%, respectively, before fee waivers by Royce.

THE ROYCE FUND PROSPECTUS | 5

ROYCE PREMIER FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

R oyce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $500 million and $2.5 billion. Royce looks for companies that it considers “premier”–those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment and/or will produce income for the Fund.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	59

Median Market Capitalization	$1,821 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 18.80% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).
ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year

Return Before Taxes	22.82%	15.08%

Return After Taxes on Distributions	X.XX	X.XX

Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

Russell 2000*	18.33	6.61
* Reflects no deductions for fees, expenses or taxes.

6 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYPRX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$X.XX	$X.XX	$X.XX	$X.XX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

Net Asset Value, Beginning of Period	$X.XX		$9.39	$10.54	$9.83	$9.56

Investment Operations
Net investment income (loss)	X.XX		(0.03)	(0.04)	(0.00)	0.03

Net realized and unrealized gain (loss) on investments	X.XX		3.67	(0.77)	0.94	1.54

Total from investment operations	X.XX		3.64	(0.81)	0.94	1.57

Distributions
Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.03)

Distributions from net realized gain on investments	X.XX		(0.13)	(0.34)	(0.23)	(1.27)

Total distributions	X.XX		(0.13)	(0.34)	(0.23)	(1.30)

Net Asset Value, End of Period	$X.XX		$12.90	$9.39	$10.54	$9.83

Total Return	X.XX		38.7%	(7.8)%	9.6%	17.1%

Ratios/Supplemental Data
Net assets, end of period (millions)	$X.XX		$1,713	$848	$797	$676

Ratio of expenses to average net assets	X.XX	%	1.16%	1.17%	1.19%	1.20%

Ratio of net investment income (loss) to average net assets	X.XX	%	(0.29)%	(0.40)%	(0.04)%	0.34%

Portfolio turnover rate	XX%		26%	33%	41%	40%

* Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

THE ROYCE FUND PROSPECTUS | 7

ROYCE LOW- PRICED STOCK FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Low-Priced Stock Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the low-priced equity securities of small- and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio will be less than $25. Institutional investors generally do not make such securities an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund, assisted by Portfolio Manager James Skinner III.

      Normally, the Fund will invest at least 80% of its net assets in such low-priced equity securities. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	196

Median Market Capitalization	$893 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of low-priced, small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a quarter was -21.26% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	13.64%	16.26%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

8 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYLPX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee Waivers	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$9.75	$11.67	$9.35	$8.16

	Investment Operations
	Net investment income (loss)	X.XX		(0.07)	(0.08)	(0.06)	0.00

	Net realized and unrealized gain (loss) on investments	X.XX		4.36	(1.83)	2.39	1.93

	Total from investment operations	X.XX		4.29	(1.91)	2.33	1.93

	Distributions
	Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.00)

	Distributions from net realized gain on investments	X.XX		(0.06)	(0.02)	(0.02)	(0.74)

	Total distributions	X.XX		(0.06)	(0.02)	(0.02)	(0.74)

	Shareholder Redemption Fees Paid	X.XX		—	0.01	0.01	—

	Net Asset Value, End of Period	$X.XX		$13.98	$9.75	$11.67	$9.35

	Total Return	X.XX	%	44.0%	(16.3)%	25.1%	24.0%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$3,046	$1,787	$1,025	$131

	Ratio of expenses to average net assets**	X.XX	%	1.49%	1.49%	1.49%	1.49%

	Ratio of net investment income (loss) to average net assets	X.XX	%	(0.70)%	(0.74)%	(0.54)%	0.04%

	Portfolio turnover rate	XX%		42%	29%	31%	56%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2004, 2003, 2002, 2001 and 2000, these ratios would have been X.XX%, 1.94%, 1.97%, 2.02% and 2.08%, respectively, before fee waivers by the Adviser and the Distributor.

THE ROYCE FUND PROSPECTUS | 9

ROYCE TOTAL RETURN FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

T The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 1,800 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	493

Median Market Capitalization	$1,511 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In the current low-yield environment, there is no assurance that there will be net investment income to distribute and, accordingly, that the Fund’s investment goal of current income will be achieved.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 16.00% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	17.52%	15.56%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

10 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYTRX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004*		2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$8.37	$8.59	$7.77	$7.15

	Investment Operations
	Net investment income (loss)	X.XX		0.11	0.08	0.09	0.16

	Net realized and unrealized gain (loss) on investments	X.XX		2.39	(0.21)	1.05	1.18

	Total from investment operations	X.XX		2.50	(0.13)	1.14	1.34

	Distributions
	Distributions from net investment income	X.XX		(0.10)	(0.08)	(0.11)	(0.15)

	Distributions from net realized gain on investments	X.XX		(0.08)	(0.01)	(0.21)	(0.57)

	Total distributions	X.XX		(0.18)	(0.09)	(0.32)	(0.72)

	Net Asset Value, End of Period	$X.XX		$10.69	$8.37	$8.59	$7.77

	Total Return	X.XX		30.0%	(1.6)%	14.8%	19.4%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$2,289	$986	$509	$282

	Ratio of expenses to average net assets**	X.XX	%	1.18%	1.20%	1.24%	1.25%

	Ratio of net investment income to average net assets	X.XX	%	1.27%	1.01%	1.14%	2.08%

	Portfolio turnover rate	XX%		20%	22%	24%	24%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2000, this ratio would have been 1.28% before fee waivers by Royce.

THE ROYCE FUND PROSPECTUS | 11

ROYCE TRUSTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce TrustShares Fund is long-term growth of capital. The Fund is designed for long-term investors. Please see pages 29-30 for more information, including information about GiftShare Accounts.
      Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey, an Assistant Portfolio Manager of Royce.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (those less than $2.5 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$1,029 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce TrustShares Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 24.45% (quarter ended 6/30/01) and the lowest return for a calendar quarter was -19.70% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	17.95%	12.65%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX
	GiftShare Accounts Non-GiftShare Accounts	X.XX	X.XX

	Russell 2000*	18.33	6.61
* Reflects no deductions for fees, expenses or taxes.

12 | THE ROYCE FUND PROSPECTUS

SYMBOL: RGFAX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Maximum sales charge (load) imposed on purchases	None

	Maximum deferred sales charge	None

	Maximum sales charge (load) imposed on reinvested dividends	None

	Annual Trustee’s Fee on GiftShare Accounts	$50

Early Redemption Fee
	On purchases held for three years or more	None	1 Year	3 Years	5 Years	10 Years

	On purchases held for less than three years	2.00%	$XXX	$XXX	$XXX	$XXX

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2004, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

You would pay the following expenses if you redeemed non-GiftShare Account shares at the end of each period:

	Management fees	X.XX%

	Distribution (12b-1) fees	X.XX%

	Other expenses	X.XX%
			1 Year	3 Years	5 Years	10 Years
	Total Annual Fund Operating Expenses	X.XX%
			$XXX	$XXX	$XXX	$XXX
	Distributor Fee Waiver	X.XX%

	Net Annual Fund Operating Expenses	X.XX%
*	Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$9.03	$11.47	$9.99	$10.10

	Investment Operations
	Net investment income (loss)	X.XX		(0.08)	(0.09)	(0.08)	(0.05)

	Net realized and unrealized gain (loss) on investments	X.XX		3.51	(2.07)	2.12	1.19

	Total from investment operations	X.XX		3.43	(2.16)	2.04	1.14

	Distributions
	Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.00)

	Distributions from net realized gain on investments	X.XX		(0.27)	(0.28)	(0.56)	(1.25)

	Total distributions	X.XX		(0.27)	(0.28)	(0.56)	(1.25)

	Net Asset Value, End of Period	$X.XX		$12.19	$9.03	$11.47	$9.99

	Total Return	X.XX	%	38.1%	(18.9)%	20.5%	11.7%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$34	$23	$26	$19

	Ratio of expenses to average net assets **	X.XX	%	1.49%	1.49%	1.49%	1.49%

	Ratio of net investment income (loss) to average net assets	X.XX	%	(0.81)%	(0.85)%	(0.81)%	(0.59)%

	Portfolio turnover rate	X.XX	%	25%	66%	53%	90%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2004, 2003, 2002, 2001 and 2000, these ratios would have been X.XX%, 1.63%, 1.63%, 1.64% and 1.78%, respectively, before fee waivers by Royce.

THE ROYCE FUND PROSPECTUS | 13

ROYCE OPPORTUNITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino, Senior Portfolio Manager of Royce, manages the Fund, assisted by William Hench, an Assistant Portfolio Manager of Royce.

     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies.
      Normally, the Fund will invest at least 65% of its net assets in equity securities.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	314

Median Market Capitalization	$556 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 31.94% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.76% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	17.51%	18.84%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

14 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYPNX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee	None
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$7.37	$9.01	$7.78	$7.19

	Investment Operations
	Net investment income (loss)	X.XX		(0.06)	(0.04)	(0.01)	0.00

	Net realized and unrealized gain (loss) on investments	X.XX		5.41	(1.50)	1.35	1.40

	Total from investment operations	X.XX		5.35	(1.54)	1.34	1.40

	Distributions
	Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.00)

	Distributions from net realized gain on investments	X.XX		(0.58)	(0.11)	(0.11)	(0.81)

	Total distributions	X.XX		(0.58)	(0.11)	(0.11)	(0.81)

	Shareholder Redemption Fees Paid	X.XX		—	0.01	—	—

	Net Asset Value, End of Period	$X.XX		$12.14	$7.37	$9.01	$7.78

	Total Return	X.XX	%	72.9%	(17.0)%	17.3%	19.9%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$1,312	$635	$577	$299

	Ratio of expenses to average net assets	X.XX	%	1.15%	1.17%	1.19%	1.24%

	Ratio of net investment income (loss) to average net assets	X.XX	%	(0.65)%	(0.49)%	(0.19)%	0.00%

	Portfolio turnover rate	X.XX	%	55%	46%	44%	56%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

THE ROYCE FUND PROSPECTUS | 15

ROYCE SPECIAL EQUITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce Special Equity Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies with market capitalizations less than $1 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus, Senior Portfolio Manger of Royce, manages the Fund.

      Normally, the Fund will invest at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $1 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$966 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.00% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	13.91%	20.59%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

16 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYSEX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee	None

On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	None

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$14.24	$12.37	$9.55	$8.31

	Investment Operations
	Net investment income (loss)	X.XX		0.05	0.02	0.11	0.12

	Net realized and unrealized gain (loss) on investments	X.XX		3.86	1.73	2.71	1.23

	Total from investment operations	X.XX		3.91	1.75	2.82	1.35

	Distributions
	Distributions from net investment income	X.XX		(0.05)	(0.03)	(0.11)	(0.11)

	Distributions from net realized gain on investments	X.XX		(0.15)	(0.00)	(0.00)	(0.00)

	Total distributions	X.XX		(0.20)	(0.03)	(0.11)	(0.11)

	Shareholder Redemption Fees Paid	X.XX		0.02	0.15	0.11	—

	Net Asset Value, End of Period	$X.XX		$17.97	$14.24	$12.37	$9.55

	Total Return	X.XX	%	27.6%	15.3%	30.8%	16.3%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$721	$398	$6	$3

	Ratio of expenses to average net assets **	X.XX	%	1.19%	1.20%	1.49%	1.49%

	Ratio of net investment income to average net assets	X.XX	%	0.35%	0.27%	0.87%	1.38%

	Portfolio turnover rate	XX%		22%	41%	124%	61%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2001 and 2000, these ratios would have been 1.76% and 2.26%, respectively, before fee waivers and expense reimbursements by Royce.

THE ROYCE FUND PROSPECTUS | 17

ROYCE SELECT FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce Select Fund, a fund designed for “qualified investors,” is long-term growth of capital. Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Charles M. Royce manages the Fund.
      Normally, the Fund will invest at least 80% of its net assets in equity securities of small-cap (less than $2.5 billion in market capitalization at the time of investment) and micro-cap (less than $500 million in market capitalization at the time of investment) companies.

      The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund. Please see page 48 for more information.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	60

Median Market Capitalization	$1,230 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 26.74% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -19.89% (quarter ended 9/30/02).
ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year

Return Before Taxes	19.08%	16.36%

Return After Taxes on Distributions	X.XX	X.XX

Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

Russell 2000*	18.33	6.61
* Reflects no deductions for fees, expenses or taxes.

18 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYSFX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a XX.X% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Maximum sales charge (load) imposed on purchases	None

	Maximum deferred sales charge	None

	Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
	On purchases held for three years or more	None

	On purchases held for less than three years	2.00%	1 Year	3 Years	5 Years	10 Years

	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

	Performance fees*	X.XX%	You would pay the following expenses if you did not redeem your shares:

	Distribution (12b-1) fees	None
			1 Year	3 Years	5 Years	10 Years
	Other expenses	X.XX
			$XXX	$XXX	$XXX	$XXX
	Total Annual Fund Operating Expenses*	X.XX%
*	Based on 12.5% of the Fund’s pre-fee high watermarked return of XX.X% in 2004. Actual performance fees will depend on the Fund’s future returns. Other expenses are shown as “none” because Royce is responsible for paying them.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

	Net Asset Value, Beginning of Period	$X.XX		$146.01	$176.97	$147.35	$141.04

	Investment Operations
	Net investment income (loss)	X.XX		(3.06)	(0.97)	(3.13)	(2.24)

	Net realized and unrealized gain (loss) on investments	X.XX		73.86	(27.11)	38.97	22.38

	Total from investment operations	X.XX		70.80	(28.08)	35.84	20.14

	Distributions
	Distributions from net investment income	X.XX		(0.00)	(0.00)	(0.00)	(0.00)

	Distributions from net realized gain on investments	X.XX		(18.79)	(3.06)	(6.26)	(13.83)

	Total distributions	X.XX		(18.79)	(3.06)	(6.26)	(13.83)

	Shareholder Redemption Fees Paid	X.XX		0.06	0.18	0.04	—

	Net Asset Value, End of Period	$X.XX		$198.08	$146.01	$176.97	$147.35

	Total Return	X.XX	%	48.7%	(15.8)%	24.5%	15.0%

	Ratios/Supplemental Data
	Net assets, end of period (millions)	$X.XX		$22	$16	$19	$13

	Ratio of expenses to average net assets	X.XX	%	2.69%	1.01%	2.72%	2.48%

	Ratio of net investment income (loss) to average net assets	X.XX	%	(1.74)%	(0.60)%	(2.13)%	(1.71)%

	Portfolio turnover rate	XX%		30%	90%	54%	114%

*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

THE ROYCE FUND PROSPECTUS | 19

ROYCE VALUE FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T Royce Value Fund’s investment goal is long-term growth of capital. Royce will invest the Fund’s assets primarily in a diversified portfolio of equity securities issued by small- and mid-cap companies (companies with stock market capitalizations from $500 million to $5 billion) that it believes are trading significantly below its estimate of their current worth. The Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay S. Kaplan co-manage the Fund. Effective May 1, 2004, Mr. George succeeds Charles M. Royce as co-manager.
      Normally, the Fund will invest at least 80% of its net assets in equity securities of such small- and/or mid-cap companies.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	50

Median Market Capitalization	$1,577 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	Since Inception (6/14/01)

	Return Before Taxes	30.94%	18.78%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

20 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYVFX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee waivers and expense reimbursement	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and 1.99% through December 31, 2013.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	**	2003 **	2002 **	2001 *

	Net Asset Value, Beginning of Period	$X.XX		$4.35	$5.89	$5.00

	Investment Operations
	Net investment income (loss)	X.XX		(0.04)	(0.06)	(0.03)

	Net realized and unrealized gain (loss) on investments	X.XX		2.40	(1.32)	0.99

	Total from investment operations	X.XX		2.36	(1.38)	0.96

	Distributions
	Distributions from net realized gain on investments	X.XX		(0.15)	(0.16)	(0.07)

	Total distributions	X.XX		(0.15)	(0.16)	(0.07)

	Net Asset Value, End of Period	$X.XX		$6.56	$4.35	$5.89

	Total Return	X.XX%		54.3%	(23.5)%	19.2%†

	Ratios/Supplemental Data
	Net assets, end of period (thousands)	$X.XX		$4,034	$1,319	$1,491

	Ratio of expenses to average net assets***	X.XX	%	1.49%	1.49%	1.49%††

	Ratio of net investment (loss) to average net assets	X.XX	%	(0.73)%	(1.26)%	(1.39)%††

	Portfolio turnover rate	XX%		181%	89%	74%

*	The Fund commenced operations on June 14, 2001.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004, 2003, 2002 and 2001, these ratios would have been X.XX%, 3.46%, 3.08% and 4.18%††, respectively, before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 21

ROYCE VALUE PLUS FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T Royce Value Plus Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. In addition, the Fund will give consideration to those companies that Royce believes have above-average growth prospects. In the upper end of its universe (companies with stock market capitalizations from $500 million to $5 billion), the Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage, consistent with its value approach to investing. In the micro-cap sector (which we define as companies with stock market capitalizations less than $500 million), the Fund will invest in securities, selected from a universe of more than 6,300 companies, that it believes are trading significantly below its estimate of their current worth. W. Whitney George and James Skinner III co-manage the Fund.

Normally, the Fund will invest at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies.	PORTFOLIO DIAGNOSTICS (12/31/04)
	Number of Holdings	77

	Median Market Capitalization	$986 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T The information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	Since Inception (6/14/01)

	Return Before Taxes	28.19%	27.78%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deduction for fees, expenses or taxes.

22 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYVPX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee waivers	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and 1.99% through December 31, 2012.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	**	2003 **	2002 **	2001 *

	Net Asset Value, Beginning of Period	$X.XX		$4.97	$5.97	$5.00

	Investment Operations
	Net investment income (loss)	X.XX		(0.05)	(0.07)	(0.03)

	Net realized and unrealized gain (loss) on investments	X.XX		4.01	(0.81)	1.10

	Total from investment operations	X.XX		3.96	(0.88)	1.07

	Distributions
	Distributions from net realized gain on investments	X.XX		(0.36)	(0.12)	(0.10)

	Total distributions	X.XX		(0.36)	(0.12)	(0.10)

	Net Asset Value, End of Period	$X.XX		$8.57	$4.97	$5.97

	Total Return	X.XX	%	79.9%	(14.7)%	21.5%†

	Ratios/Supplemental Data
	Net assets, end of period (thousands)	$XXX		$20,405	$3,934	$2,217

	Ratio of expenses to average net assets***	X.XX	%	1.49%	1.49%	1.49%††

	Ratio of net investment loss to average net assets	X.XX	%	(0.91)%	(1.29)%	(1.46)%††

	Portfolio turnover rate	XX%		161%	110%	62%

*	The Fund commenced operations on June 14, 2001.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004, 2003, 2002 and 2001, these ratios would have been X.XX%, 2.01%, 2.10% and 3.71%††, respectively, before fee waivers by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 23

ROYCE 100 FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce 100 Fund’s investment goal is long-term growth of capital. Royce will generally invest the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations less than $2.5 billion. Royce intends to build and manage a portfolio of approximately 100 “outstanding” small and micro-cap companies–those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and that are trading significantly below its estimate of their current worth. Charles M. Royce and James Skinner III co-manage the Fund.
      Normally, the Fund will invest at least 80% of its net assets in equity securities, primarily issued by companies with stock market capitalizations less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	100

Median Market Capitalization	$1,357 million

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was XX.XX% (quarter ended X/XX/XX) and the lowest return for a calendar quarter was -XX.XX% (quarter ended X/XX/XX).	ANNUALIZED TOTAL RETURNS – in Percentages (%) from inception (6/30/03) through 12/31/04
		1 Year	Since Inception (6/30/03)

	Return Before Taxes	27.24%	25.50%

	Russell 2000*	18.33	6.61
	*Reflects no deduction for fees, expenses or taxes.

24 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYOHX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee waiver and expense reimbursement	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and 1.99% through December 31, 2014.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Period Ended December 31,	2004	**	2003	*,**

	Net Asset Value, Beginning of Period	$X.XX		$5.00

	Investment Operations
	Net investment income (loss)	X.XX		(0.01)

	Net realized and unrealized gain on investments	X.XX		0.54

	Total from investment operations	X.XX		0.53

	Distributions
	Distributions from net realized gain on investments	X.XX		(0.00)

	Total distributions	X.XX		(0.00)

	Net Asset Value, End of Period	$X.XX		$5.53

	Total Return	X.XX	%	10.7	%†

	Ratios/Supplemental Data
	Net assets, end of period (thousands)	$X.XX		$2,502

	Ratio of expenses to average net assets***	X.XX	%	1.49	%††

	Ratio of net investment income (loss) to average net assets	X.XX	%	(0.39	)%††

	Portfolio turnover rate	X.XX	%	8%

*	The Fund commenced operations on June 30, 2003.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004 and 2003, this ratio would have been X.XX% and 3.68%†† before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 25

ROYCE DISCOVERY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Discovery Fund’s investment goal is long-term growth of capital. Royce will invest the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects securities that are identified by a proprietary quantitative investment model. The model implements a value approach by focusing on factors such as balance sheet quality, cash flow levels and various other measures of a company’s profitability. George Necakov, portfolio manager, manages the Fund using this disciplined investment process to construct and periodically rebalance the portfolio.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $500 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	168

Median Market Capitalization	$240 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The Fund is dependent on Royce for its success, and Royce in turn relies on the Fund’s portfolio manager, George Necakov, and the proprietary quantitative investment model that he has developed. To the extent that the stock market does not reward those quantitative factors utilized by the model, the performance of the Fund may be negatively impacted. In addition, if, and to the extent that, the Fund’s assets rapidly increase, Royce may not be able to execute trades in a manner that allows the Fund to purchase and sell its portfolio securities at the times and in the amounts required by the model. The Fund’s profit opportunities may diminish to the extent that competitors of Royce attempt to exploit similar models using micro-cap stocks.
      The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

The information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was XX.XX% (quarter ended X/XX/XX) and the lowest return for a calendar quarter was -XX.XX% (quarter ended X/XX/XX).	ANNUALIZED TOTAL RETURNS – in Percentages (%) from inception (10/03/03) through 12/31/04
			1 Year	Since Inception (10/03/03)

		Return Before Taxes	13.35%	22.83%

		Russell 2000*	18.33	6.61
	*	Reflects no deduction for fees, expenses or taxes.

26 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYDFX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and 1.99% through December 31, 2014.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003	*,**

Net Asset Value, Beginning of Period	$X.XX		$5.00

Investment Operations
Net investment income (loss)	X.XX		(0.01)

Net realized and unrealized gain on investments	X.XX		0.71

Total from investment operations	X.XX		0.70

Distributions

Distributions from net realized gain on investments	X.XX		(0.00)

Total distributions	X.XX		(0.00)

Net Asset Value, End of Period	$X.XX		$5.70

Total Return	X.XX	%	14.0%†

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX		$1,359

Ratio of expenses to average net assets ***	X.XX	%	1.49	%††

Ratio of net investment income (loss) to average net assets	X.XX	%	(1.05	)% ††

Portfolio turnover rate	X.XX	%	1%

*	The Fund commenced operations on October 3, 2003.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004 and 2003, this ratio would have been X.XX% and 8.69%†† before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 27

ROYCE FINANCIAL SERVICES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Financial Services Fund's investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap companies “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry (i.e., more than 50% of revenues are derived from services provided to companies in the financial services industry). Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and that are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund.

     Although the Fund normally focuses on securities of financial services companies with market capitalizations less than $5 billion (mid-, small- and/or micro-cap companies), it may invest an equal or greater percentage of its assets in securities of larger-cap companies. Normally, the Fund will invest at least 80% of its net assets in the equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	63

Median Market Capitalization	$1,463 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time. The Fund will focus its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions. In addition, the prices of mid-, small- and micro-cap companies are generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-concentrated funds and financial services funds investing in larger-cap companies.

The information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was XX.XX% (quarter ended X/XX/XX) and the lowest return for a calendar quarter was -XX.XX% (quarter ended X/XX/XX).	ANNUALIZED TOTAL RETURNS – in Percentages (%) since inception (12/31/04)
		Return Before Taxes	15.08%

		Russell 2000*	18.33
	*	Reflects no deduction for fees, expenses or taxes.

28 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYFSX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and 1.99% through December 31, 2014.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004

Net Asset Value, Beginning of Period	$X.XX

Investment Operations
Net investment income (loss)	X.XX

Net realized and unrealized gain on investments	X.XX

Total from investment operations	X.XX

Distributions

Distributions from net realized gain on investments	X.XX

Total distributions	X.XX

Net Asset Value, End of Period	$X.XX

Total Return	X.XX	%

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX

Ratio of expenses to average net assets ***	X.XX	%

Ratio of net investment income (loss) to average net assets	X.XX	%

Portfolio turnover rate	X.XX	%

*	The Fund commenced operations on December 31, 2003.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004 this ratio would have been X.XX% before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 29

ROYCE DIVIDEND VALUE FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce Dividend Value Fund is a combination of long-term growth of capital and current income.Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by mid-, small- and/or micro-cap companies. Of the more than 8,500 mid-, small- and micro-cap companies, more than 1,800 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of mid-, small- and micro-cap securities. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	67

Median Market Capitalization	$1,474 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In the current low-yield environment, there is no assurance that there will be net investment income for the Fund to distribute. The relative proportion of the Fund’s returns, if any, will vary between growth of capital and current income depending on the market environment. There can be no assurance that the Fund will achieve its investment goal.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Cumulative Total Returns table shows how the Fund’s cumulative total return since its inception compares with that of the Russell 2000, the Fund’s benchmark index.

CUMULATIVE TOTAL RETURNS – in Percentages (%) since inception (5/03/04)
	Return Before Taxes	13.00%

	Russell 2000*	16.15
*	Reflects no deduction for fees, expenses or taxes.

30 | THE ROYCE FUND PROSPECTUS

SYMBOL:RYDVX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to reimburse expenses and waive its fee to the extent necessary to maintain the Fund’s Net Annual Operating Expenses at or below 1.49% through December 31, 2005 and at or below 1.99% through December 31, 2014.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004

Net Asset Value, Beginning of Period	$X.XX

Investment Operations
Net investment income (loss)	X.XX

Net realized and unrealized gain on investments	X.XX

Total from investment operations	X.XX

Distributions

Distributions from net realized gain on investments	X.XX

Total distributions	X.XX

Net Asset Value, End of Period	$X.XX

Total Return	X.XX	%†

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX

Ratio of expenses to average net assets ***	X.XX	% ††

Ratio of net investment income (loss) to average net assets	X.XX	%††

Portfolio turnover rate	X.XX	%

*	The Fund commenced operations on May 3, 2004.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004 this ratio would have been X.XX% before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 31

ROYCE TECHNOLOGY VALUE FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Technology Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap technology companies, both domestic and foreign, that the portfolio manager believes are trading below his estimate of their current worth and have potential for capital appreciation. Such companies include those in computer software and hardware, telecommunications, semiconductors, information technology services and Internet-related businesses.
     The Fund is managed by Jonathan Cohen, principal of JHC Capital Management, LLC, the Fund’s sub-investment adviser. Mr. Cohen uses a value approach to select securities for the Fund based on a company’s valuation, balance sheet strength, earnings history, growth potential and quality of technology. He also considers the competitive factors a company faces, the strength of its management and its business strategies.

     Although the Fund normally focuses on the securities of technology companies with market capitalizations less than $5 billion (mid-, small- and/or micro-cap companies), it may invest an equal or greater percentage of its assets in the securities of larger-cap technology companies.Normally, the Fund will invest at least 80% of its net assets in the equity securities of technology companies.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	60

Median Market Capitalization	$306 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Technology Value Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.
     The Fund focuses its investments in companies within the technology sector. The revenues, income (or losses) and valuations of technology companies can and often do fluctuate both suddenly and dramatically, thereby exposing you to greater than average financial and market risk. In addition, the prices of mid-, small- and micro-cap securities are generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-concentrated funds and technology funds investing in larger-cap companies. Finally, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time. The Fund’s success will be largely dependent upon the efforts of Jonathan Cohen, the portfolio manager.
     Foreign securities (in which the Fund may invest up to 25% of its assets) may involve additional risks, including exchange rate fluctuations, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap technology companies.

T he information on page 33 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Technology Index, the Fund’s benchmark index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

32 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYTVX

During the period shown in the bar chart, the highest return for a calendar quarter was 29.35% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -16.40% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	Since Inception (12/31/01)

	Return Before Taxes	-9.64%	14.26%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2500 Technology Index*	X.XX	X.XX

	Russell 2000*	18.33	6.61
*Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	2.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee waiver	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expenses at or below 1.99% through December 31, 2004.

THE ROYCE FUND PROSPECTUS | 33

ROYCE TECHNOLOGY VALUE FUND (continued)

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since its inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003 **	2002	*,**

Net Asset Value, Beginning of Period	$X.XX		$4.33	$5.00

Investment Operations
Net investment income (loss)	X.XX		(0.11)	(0.17)

Net realized and unrealized gain (loss) on investments	X.XX		4.01	(0.50)

Total from investment operations	X.XX		3.90	(0.67)

Distributions

Distributions from net realized gain on investments	X.XX		(0.01)	(0.00)

Total distributions	X.XX		(0.01)	(0.00)

Shareholder Redemption Fees Paid	X.XX		0.03	—

Net Asset Value, End of Period	$X.XX		$8.25	$4.33

Total Return	X.XX	%	90.7%	(13.4)%

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX		$102,408	$4,786

Ratio of expenses to average net assets ***	X.XX	%	1.99%	1.99%

Ratio of net investment loss to average net assets	X.XX	%	(1.51)%	(1.74)%

Portfolio turnover rate	X.XX	%	64%	45%

*	The Fund commenced operations on December 31, 2001.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004, 2003 and 2002, these ratios would have been X.XX%, 2.11% and 2.73%, respectively, before fee waivers by Royce.

THE ROYCE FUND PROSPECTUS | 34

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Mid-, Small- and Micro-Cap Stocks
R oyce views the large and diverse universe of companies available for investment by the Funds as having two investment segments or tiers. Royce defines the upper tier of this universe as those companies with market capitalizations between $500 million and $5 billion. We refer to those companies within this universe that have market capitalizations more than $2.5 billion as mid-cap; those companies with market capitalizations between $500 million and $2.5 billion as small-cap. We refer to the segment with market capitalizations less than $500 million as micro-cap.
     Mid-, small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
      As a result, the purchase or sale of more than a limited number of shares of a mid-, small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on mid-, small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
     The micro-cap segment consists of more than 6,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
     The upper tier of the Funds’ investment universe of securities consists of more than 2,100 companies. In this tier, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.

35 | THE ROYCE FUND PROSPECTUS

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Value Investing
      Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Value Plus Fund) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
       Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
       Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Pennsylvania Mutual, Royce Micro-Cap, Total Return, Low-Priced Stock, Opportunity and Discovery Funds.
       While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-34.
       Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
      Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS | 36

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
R oyce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also manages or co-manages eight of the Funds in this prospectus.
     Royce’s investment staff includes six other portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; Charles R. Dreifus, Principal; George Necakov, Director of Quantitative Strategies; Jay S. Kaplan, Principal; and James Skinner III, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Fockler has been employed by Royce since 1989 as its Director of Marketing.
Royce’s investment staff also includes five assistant portfolio managers: Chris Flynn, Principal; James Harvey; Jenifer L. Taylor; William Hench; and Lauren Romeo. Mr. Flynn has been employed by Royce since 1993 as a Senior Analyst (since 1999) and Analyst. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher
37 | THE ROYCE FUND PROSPECTUS

(since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000).
     Jonathan Cohen is the portfolio manager of Royce Technology Value Fund and the principal of JHC Capital Management, LLC, the Fund’s sub-investment adviser (“JHC Capital”). Founded by Mr. Cohen in April 2001, JHC Capital currently manages a private technology fund with net assets of approximately $38 million as of December 31, 2004. JHC Capital’s offices are located at 60 Arch Street, Greenwich, CT 06830. Prior to forming JHC Capital, Mr. Cohen spent 14 years in technology-related equity research. He has run technology research groups covering software, hardware, telecom and semiconductor stocks at various firms, including Wit Soundview (Managing Director, Director of Research and Head of the Transaction Development Group, 1999-2001), Merrill Lynch (Managing Director, Head of Internet and PC Software Research, 1998-1999), UBS (Managing Director, Head of Technology Strategy and Head of Internet and PC Software Research, 1997-1998) and Smith Barney (Managing Director, Head of Special Situations Research, Manager of the Special Situations Recommended Portfolio, Head of PC Software and Internet Research, 1993-1997).
     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for Royce Low-Priced Stock, TrustShares, Value, Value Plus, Technology Value, 100, Discovery, Dividend Value and Financial Services Funds under Rule 12b-1. Under the plan, these Funds are obligated to pay a fee to RFS at the annual rate of 0.25% of the average net assets of their Investment Class. RFS will use these fees to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to these Funds.
State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services–Midwest (“BFDS”), is the Funds’ transfer agent.
THE ROYCE FUND PROSPECTUS | 38

Net Asset Value (NAV)

is the value of the

Fund’s net assets divided

by the number of its

outstanding shares.

Total return is the

percentage rate of return

on an amount invested

in a fund from the

beginning to the end of

the stated period.

Investment Advisory Services Provided By Royce

Royce receives advisory fees monthly as compensation for its services to the Funds. (See page XX for information about the performance fees payable to Royce from Royce Select Fund.) The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

Annual Rate of Fund’s Average Net Assets
	■	Pennsylvania Mutual Fund
• 1.00% of the first $50,000,000
• 0.875% of the next $50,000,000 and
• 0.75% of any additional average net assets

■
Royce Premier Fund, Royce Total Return Fund, Royce TrustShares Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund

• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000 and
• 0.85% of any additional average net asset

	■	Royce Micro-Cap Fund
• 1.30% of the first $2,000,000,000
• 1.25% of the next $2,000,000,000
• 1.20% of the next $2,000,000,000 and
• 1.15% of any additional average net assets

	■	Royce Low-Priced Stock Fund
• 1.15% of the first $2,000,000,000
• 1.10% of the next $2,000,000,000
• 1.05% of the next $2,000,000,000 and
• 1.00% of any additional average net assets

	■	Royce Technology Value Fund
• 1.50% of the first $2,000,000,000
• 1.45% of the next $2,000,000,000
• 1.40% of the next $2,000,000,000 and
• 1.35% of any additional average net assets

Under an Investment Sub-Advisory Agreement with Royce, JHC Capital manages Royce Technology Value Fund ’s assets and is entitled to receive a monthly sub-advisory fee from Royce, equal to 50% of the fee Royce collects from the Fund, as compensation for its services to the Fund and Royce. The fee paid to JHC Capital by Royce is reduced to 331/3% of the fee Royce collects from the Fund under an agreement in which Royce provides JHC Capital access to certain research-related data and services.

For 2004, the actual net fees, after waivers, paid to Royce on average net assets were X.XX% for Pennsylvania Mutual Fund, X.XX% for Royce Micro-Cap Fund, X.XX% for Royce Total Return Fund, X.XX% for Royce Low-Priced Stock Fund, X.XX% for Royce Opportunity Fund, X.XX% for Royce Premier Fund, X.XX% for Royce TrustShares Fund, X.XX% for Royce Special Equity Fund, X.XX% for Royce Select Fund, X.XX% for Royce Value Fund, X.XX% for Royce Value Plus Fund and X.XX% for Royce Technology Value Fund.

39 | THE ROYCE FUND PROSPECTUS

GENERAL SHAREHOLDER INFORMATION

F or a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2005.

Purchasing Shares
The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus. If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides record-keeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
      If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers, and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

PURCHASING SHARES
Minimum initial investments for shares purchased directly from The Royce Fund, excluding Royce Select Fund and GiftShare Accounts in Royce TrustShares Fund.
Account Type	Minimum

Regular Account	$ 2,000

IRA	500

Automatic Investment or Direct Deposit Plan Accounts	500

403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

PURCHASING SHARES IN ROYCE SELECT FUND AND IN GIFTSHARE ACCOUNTS IN ROYCE TRUSTSHARES FUND
Minimum

GiftShare Accounts	$ 5,000

Royce Select Fund	$ 50,000

The minimum for subsequent investments for each Fund is $100.

THE ROYCE FUND PROSPECTUS | 40

     For the year ended December 31, 2004, Royce made payments for distribution and/or administrative services related to the Funds in this Prospectus to broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers out of its own resources in the amount of $X,XXX,XXX.

Redeeming Shares
      You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
      In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund (other than Royce TrustShares Fund and Royce Select Fund) that you held for less than six months. A fee of 2% is assessed on redemptions of shares in Royce Technology Value Fund that you held for less than six months and in Royce TrustShares Fund and Royce Select Fund held for less than three years. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the six-month holding period, so that if you purchased a Fund’s shares on June 1, 2004, these shares would be subject to the fee if you were to redeem them prior to December 1, 2004 (June 1, 2007 for Royce TrustShares Fund and Royce Select Fund). In this example, the shares would not be subject to a fee if you were to redeem the shares on or after December 1, 2004 (June 1, 2007 for Royce TrustShares Fund and Royce Select Fund).
      You will incur no fee on shares that you acquire through distribution reinvestment but the redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from Royce TrustShares Fund and Royce Select Fund are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts.

Other Redemption Information
      The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

41 | THE ROYCE FUND PROSPECTUS

      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind — under certain circumstances.
      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
      The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
      Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. Such trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may also dilute the returns earned on shares held by a Fund's other shareholders.
      The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholder trading activity that could be detrimental to long-term shareholders of the Funds (the “Policy”).
      The Policy provides that the Funds will monitor shareholder trading activity and may restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase. Purchases and sales of Fund shares pursuant to an automatic investment plan or systematic withdrawal plan are not considered in determining Round Trips.
      The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
      With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore rejected. For any such account that is so identified, the Funds will make such further inquiries and take such other

THE ROYCE FUND PROSPECTUS | 42

actions as shall be considered necessary or appropriate to enforce the Policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
     Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
      Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. The Funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the Funds believe that fair value pricing would more accurately reflect the price it could expect to obtain on a current sale of the securities. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank & Trust Company. The foreign currency exchange rates are determined by the Funds’ custodian prior to the close of trading on the New York Stock Exchange, generally at 2:00 p.m. Eastern time.
     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

43 | THE ROYCE FUND PROSPECTUS

Portfolio Disclosure Policy
      A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information and on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter's holdings are posted.

Reports
      The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “access your account” at www.roycefunds.com for more details.

Dividends, Distributions and Taxes
      Royce Total Return and Dividend Value Funds pay dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.
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      Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
If you redeem shares of a Fund held for six months or less, and you received a capital	TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

	The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’ annual distributions normally consist primarily of capital gains:

	Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

	Qualified dividend income	5%	15%

	Other dividend income	Ordinary income rate	Ordinary income rate

	Short-term capital gains	Ordinary income rate	Ordinary income rate

	Long-term capital gains	5%	15%

	THE ROYCE FUND PROSPECTUS | 44

gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
      You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
      The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
      The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

45 | THE ROYCE FUND PROSPECTUS

INVESTING IN ROYCE TRUSTSHARES FUND

Royce TrustShares Fund is designed specifically for long-term investments limited to the following types of accounts:
  Trusts, institutions and endowments.
  Qualified retirement accounts, including Individual Retirement Accounts, 401(k) plans and other pension plans.
  GiftShare Accounts—This option is designed exclusively for gifting and estate planning. It offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open a GiftShare Account for yourself or your spouse.) An investment in a GiftShare Account may qualify for the annual federal gift tax exclusion and may also help pay for a beneficiary’s college or other post-secondary education. See the information on the right for more details. To receive additional information, call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet, which includes the trust agreement.

      The minimum initial investment in a GiftShare Account is $5,000. Subsequent investments may be made for $100 or more.

GiftShare Accounts
The following information, including Tax and Redemption Information, applies only to GiftShare Accounts. As independent trustee, State Street Bank and Trust Company will hold the shares of a GiftShare Account in trust until the termination date that you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time the GiftShare Account is opened or until the beneficiary reaches the age of majority, whichever is later. A GiftShare trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.	THE ACCOUNT OPTIONS AVAILABLE TO A DONOR UNDER THE GIFTSHARE TRUST AGREEMENT ARE:

Withdrawal Option (Annual Exclusion):
A donor will use this option primarily to make a gift that may qualify for the annual federal gift tax exclusion and/or as a means to pay for the beneficiary’s college or other post-secondary education.
  The donor may design the trust to permit withdrawals to help pay for the beneficiary’s college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.
  The beneficiary will be taxed on all of the trust’s income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.
  The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary’s tax returns for that year.
Accumulation Option (Unified Credit):
A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the federal annual gift tax exclusion, and there can be no distributions to fund educational expenses or otherwise before the trust terminates.
  The trustee is responsible for filing all federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.
  The trustee will distribute assets to the beneficiary at the termination of the trust.

THE ROYCE FUND PROSPECTUS | 46

Tax Information for GiftShare Accounts
      Investments in a GiftShare Account will be subject to the reporting requirements of federal gift tax law. In general, the law requires that individuals file federal gift tax returns, which report all gifts they made during the calendar year, except gifts of present interest in property that qualify for, and do not exceed, the amount of the federal annual gift tax exclusion (currently $11,000 or $22,000 for a joint gift by an individual and his/her spouse). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.
      Additional information about these and other tax matters applicable to an investment in a GiftShare Account appears in the Statement of Additional Information under “Taxation—Royce TrustShares Fund.” Due to the complexity of federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in a GiftShare Account.

Redemption Information for GiftShare Accounts
      Until a GiftShare trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee’s capacity and ability to redeem shares, and the beneficiary’s right to compel redemption, are subject to the terms and conditions of the Royce TrustShares Fund Trust Instrument.

47 | THE ROYCE FUND PROSPECTUS

INVESTING IN ROYCE SELECT FUND

Who May Invest in the Fund
O nly “qualified investors” may invest in Royce Select Fund. A “qualified investor” is defined as one who meets the Securities and Exchange Commission’s definition of the term “qualified client.” The term qualified client includes:

(a)   an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse) of more than $1,500,000 at the time of the purchase; or
(b)   an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

      The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Fund. Qualified investors (or any persons acting on their behalf) must represent to The Royce Fund and Royce in writing that they are investing in the Fund for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Fund’s shares in order to prevent persons who are not qualified investors from purchasing them.

Performance Fee
      As compensation for its services to the Fund and for paying the Fund’s other ordinary operating expenses as set forth below, Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets.
      Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund’s pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. However, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

Responsibility for Payment of Other Operating Expenses
      Royce is responsible for paying all of the Fund’s other operating expenses, except for brokerage commissions, taxes, interest, litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business.

To Invest in Royce Select Fund
      To open a new account directly with the Fund, please call Investor Services at (800) 221-4268 for an Account Application. Investments in the Fund may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for this Fund. The minimum initial investment is $50,000. The minimum subsequent investment is $100.

THE ROYCE FUND PROSPECTUS | 48

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For More Information

TheRoyce Fund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

INV-PRO-0505

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

TheRoyceFund
VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 30 YEARS

Pennsylvania Mutual Fund

Royce Micro-Cap Fund

Royce Total Return Fund

Royce Premier Fund

Royce TrustShares Fund

Royce Special Equity Fund

Consultant Class Shares

P R O S P E C T U S May 1, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.


OVERVIEW

      At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our funds that we believe should increase toward our estimate of the companies’ current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.
     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

– Chuck Royce

      The Consultant Share Classes of The Royce Funds are generally offered only through certain broker-dealers.
      The information on pages 2-13 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 14-15 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.
     The performance information presented in this Prospectus is current to December 31, 2004. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.
      The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS | 1

PENNSYLVANIA MUTUAL FUND

 INVESTMENT GOAL AND PRINCIPAL STRATEGIES:

P ennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap range (companies with stock market capitalizations from $500 million to $2.5 billion), the Fund generally invests in a more limited number of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the lower end of the range (market capitalizations less than $500 million), the Fund invests in a larger number of securities selected by Royce from a universe of more than 6,300 micro-cap companies, generally focusing on those that it believes possess strong balance sheets and attractive cash flow levels. Charles M.

Royce and W. Whitney George co-manage the Fund. They are assisted by Jay S. Kaplan.
      Normally, the Fund will invest at least 65% of its net assets in the equity securities of such small- and micro-cap companies.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	195

Median Market Capitalization	$961 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on June 18, 1997. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to June 18, 1997 would have been lower.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 19.61% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -17.55% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	19.14%	15.45%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

2 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYPCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	*	2003 *	2002 *	2001	2000

Net Asset Value, Beginning of Period	$X.XX		$6.50	$7.36	$6.87	$7.28

Investment Operations
Net investment income (loss)	(X.XX	)	(0.09)	(0.08)	(0.04)	(0.01)

Net realized and unrealized gain (loss) on investments	X.XX		2.60	(0.66)	1.22	1.19

Total from investment operations	X.XX		2.51	(0.74)	1.18	1.18

Distributions
Distributions from net investment income	(X.XX	)	(0.00)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(X.XX	)	(0.36)	(0.12)	(0.69)	(1.59)

Total distributions	(X.XX	)	(0.36)	(0.12)	(0.69)	(1.59)

Net Asset Value, End of Period	$X.XX		$8.65	$6.50	$7.36	$6.87

Total Return	X.XX	%	38.7%	(10.1)%	17.5%	17.5%

Ratios/Supplemental Data
Net assets, end of period (millions)	$XXX		$484	$266	$138	$128

Ratio of expenses to average net assets**	X.XX	%	1.94%	1.97%	1.73%	1.73%

Ratio of net investment income (loss) to average net assets	(X.XX	)%	(1.19)%	(1.16)%	(0.05)%	(0.07)%

Portfolio turnover rate	XX%		30%	33%	39%	45%

* Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
** For 2001 and 2000 these ratios would have been 1.97% and 2.00%, respectively, before fee waivers by Royce.

THE ROYCE FUND PROSPECTUS | 3

ROYCE MICRO-CAP FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,300 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. W. Whitney George manages the Fund, assisted by Jenifer L. Taylor, an Assistant Porfolio Manager of Royce.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $500 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	198

Median Market Capitalization	$314 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.
     The prices of micro-cap securities are generally even more volatile and their markets are less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on May 4, 1998. Performance prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to May 1, 1998 would have been lower.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 27.45% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -23.76% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	14.62%	15.94%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

4 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYMCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses (net of fee waiver and expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Fee waiver and expense reimbursement	X.XX%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	*	2003 *	2002 *	2001 *	2000

Net Asset Value, Beginning of Period	$X.XX		$9.91	$11.68	$9.71	$9.45

Investment Operations
Net investment income (loss)	(X.XX	)	(0.25)	(0.22)	(0.18)	(0.11)

Net realized and unrealized gain (loss) on investments	X.XX		5.30	(1.45)	2.34	1.55

Total from investment operations	X.XX		5.05	(1.67)	2.16	1.44

Distributions
Distributions from net investment income	(X.XX	)	(0.00)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(X.XX	)	(0.57)	(0.10)	(0.19)	(1.18)

Total distributions	(X.XX	)	(0.57)	(0.10)	(0.19)	(1.18)

Net Asset Value, End of Period	$X.XX		$14.39	$9.91	$11.68	$9.71

Total Return	X.XX	%	51.0%	(14.3)%	22.3%	15.5%

Ratios/Supplemental Data
Net assets, end of period (millions)	$X.XX		$144.5	$69.0	$6.6	$1.6

Ratio of expenses to average net assets**	XX.X	%	2.49%	2.49%	2.49%	2.49%

Ratio of net investment loss to average net assets	(XX.X	)%	(2.10)%	(2.06)%	(1.71)%	(1.27)%

Portfolio turnover rate	XX%		44%	31%	30%	71%

* Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
** For 2004, 2003, 2002, 2001 and 2000, these ratios would have been X.XX%, 2.68%, 2.78%, 3.50% and 3.80%, respectively, before fee waivers and expense reimbursements by Royce.

THE ROYCE FUND PROSPECTUS | 5

ROYCE TOTAL RETURN FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 1,800 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	493

Median Market Capitalization	$1,511 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally even more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In the current low-yield environment, there is no assurance that there will be net investment income to distribute and, accordingly, that the Fund’s investment goal of current income will be achieved.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on October 16, 2001. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to October 16, 2001 would have been lower.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 15.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	16.35%	14.87%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

6 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYTCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee

On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003 **	2002 **	2001 *

Net Asset Value, Beginning of Period	$X.XX		$8.37	$8.64	$8.05

Investment Operations
Net investment income (loss)	X.XX		0.02	0.00	(0.00)

Net realized and unrealized gain (loss) on investments	X.XX		2.37	(0.24)	0.80

Total from investment operations	X.XX		2.39	(0.24)	0.80

Distributions
Distributions from net investment income	(X.XX	)	(0.00)	(0.02)	(0.00)

Distributions from net realized gain on investments	(X.XX	)	(0.08)	(0.01)	(0.21)

Total distributions	(X.XX	)	(0.08)	(0.03)	(0.21)

Net Asset Value, End of Period	$X.XX		$10.68	$8.37	$8.64

Total Return	X.XX	%	28.6%	(2.7)%	10.0%†

Ratios/Supplemental Data
Net assets, end of period (millions)	$X.XX		$309	$121	$3

Ratio of expenses to average net assets***	X.XX	%	2.19%	2.20%	2.20%††

Ratio of net investment income (loss) to average net assets	XX.X	%	0.26%	0.15%	(0.60)%††

Portfolio turnover rate	XX%		20%	22%	24%

* The Consultant Class commenced operations on October 16, 2001.
** Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
*** For 2002 and 2001, these ratios would have been 2.25% and 3.38%††, respectively, before expense reimbursements by Royce.
† Not annualized.
†† Annualized.

THE ROYCE FUND PROSPECTUS | 7

ROYCE PREMIER FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $500 million and $2.5 billion. Royce looks for companies that it considers “premier” — those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund’s investment goal. Charles M. Royce and W. Whitney George co-manage the Fund.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	59

Median Market Capitalization	$1,821 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for the Fund’s Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to June 2, 2003 would have been lower.
      The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 18.80% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	21.27%	14.61%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

8 | THE ROYCE FUND PROSPECTUS

SYMBOL: RPRCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Expense reimbursement	(X.XX)%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2005 and 2.99% through December 31, 2013.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003	*,**

Net Asset Value, Beginning of Period	$X.XX		$10.52

Investment Operations
Net investment income (loss)	(X.XX	)	(0.08)

Net realized and unrealized gain on investments	X.XX		2.49

Total from investment operations	X.XX		2.41

Distributions
Distributions from net investment income	(X.XX	)	(0.00)

Distributions from net realized gain on investments	(X.XX	)	(0.13)

Total distributions	(X.XX	)	(0.13)

Net Asset Value, End of Period	$X.XX		$12.80

Total Return	X.XX	%	22.9	%†

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX		$5,401

Ratio of expenses to average net assets ***	X.XX	%	2.49	%††

Ratio of net investment income (loss) to average net assets	(X.XX	)%	(1.22	)%††

Portfolio turnover rate	XX	%	26%

*	The Consultant Class commenced operations on June 2, 2003.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2003, this ratio would have been 4.25%†† before expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 9

ROYCE TRUSTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce TrustShares Fund is long-term growth of capital. The Fund is designed for long-term investments. Please see pages 22-23 for more information, including information about GiftShare Accounts.
       Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey, an Assistant Portfolio Manager of Royce.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (less than $2.5 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$1,029 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce TrustShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on December 7, 2001. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to December 7, 2001 would have been lower.
      The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 24.45% (quarter ended 6/30/01) and the lowest return for a calendar quarter was -19.92% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	19.11%	11.95%

	Return After Taxes on Distributions	X.XX	X.XX

Return After Taxes on Distributions and Sale of Fund Shares
	GiftShare Accounts	X.XX	X.XX
	Non-GiftShare Accounts	X.XX	X.XX

	Russell 2000*	18.33	6.61
* Reflects no deduction for fees, expenses or taxes.

10 | THE ROYCE FUND PROSPECTUS

SYMBOL: RYGCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses (net of fee waivers and expense reimbursements) remain the same. It further assumes that you redeemed no shares. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 3 years or more	None

On purchases held for less than 3 years	2.00%	1 Year	3 Years	5 Years	10 Years

Annual Trustee’s Fee (GiftShare Accounts)	$50	$XXX	$XXX	$XXX	$XXX

Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2003, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

You would pay the following expenses if you redeemed non-GiftShare Account shares at the end of each period:

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%
		1 Year	3 Years	5 Years	10 Years
Total Annual Fund Operating Expenses	X.XX%
		$XXX	$XXX	$XXX	$XXX
Fee waiver and expense reimbursement	(X.XX)%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2005 and 2.99% through December 31, 2013.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003 **	2002 **	2001 *

Net Asset Value, Beginning of Period	$X.XX		$8.62	$11.08	$10.83

Investment Operations
Net investment income (loss)	(X.XX	)	(0.18)	(0.13)	(0.00)

Net realized and unrealized gain (loss) on investments	X.XX		3.33	(2.05)	0.25

Total from investment operations	X.XX		3.15	(2.18)	0.25

Distributions
Distributions from net investment income	(X.XX	)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(X.XX	)	(0.27)	(0.28)	(0.00)

Total distributions	(X.XX	)	(0.27)	(0.28)	(0.00)

Net Asset Value, End of Period	$X.XX		$11.50	$8.62	$11.08

Total Return	XX.X	%	36.7%	(19.8)%	2.3%†

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX		$762	$342	$163

Ratio of expenses to average net assets***	X.XX	%	2.49%	2.49%	2.49%††

Ratio of net investment income (loss) to average net assets	(X.XX	)%	(1.81)%	(1.97)%	(1.92)%††

Portfolio turnover rate	XX%		25%	66%	53%

*	The Consultant Class commenced operations on December 7, 2001.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2004, 2003, 2002 and 2001, these ratios would have been X.XX%, 8.20%, 10.36% and 50.08%††, respectively, before fee waivers and expense reimbursements by Royce.
†	Not annualized.
††	Annualized.

THE ROYCE FUND PROSPECTUS | 11

ROYCE SPECIAL EQUITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce Special Equity Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies with market capitalizations less than $1 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which combines classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus manages the Fund.

      Normally, the Fund will invest at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $1 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$966 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for the Fund’s Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to June 2, 2003 would have been lower.
      The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.00% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes	12.66%	20.16%

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deduction for fees, expenses or taxes.

12 | THE ROYCE FUND PROSPECTUS

SYMBOL: RSQCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%	1 Year	3 Years	5 Years	10 Years

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)		$XXX	$XXX	$XXX	$XXX

Management fees	X.XX%

Distribution (12b-1) fees	X.XX%

Other expenses	X.XX%

Total Annual Fund Operating Expenses	X.XX%

Expense reimbursement	(X.XX)%

Net Annual Fund Operating Expenses	X.XX%
Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2005 and 2.99% through December 31, 2013.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004	**	2003	*,**

Net Asset Value, Beginning of Period	$X.XX		$15.06

Investment Operations
Net investment income (loss)	(X.XX	)	(0.08)

Net realized and unrealized gain (loss) on investments	X.XX		3.07

Total from investment operations	X.XX		2.99

Distributions
Distributions from net investment income	(X.XX	)	(0.01)

Distributions from net realized gain on investments	(X.XX	)	(0.15)

Total distributions	(X.XX	)	(0.16)

Net Asset Value, End of Period	$X.XX		$17.89

Total Return	XX.X	%	19.9	%†

Ratios/Supplemental Data
Net assets, end of period (thousands)	$X.XX		$9,944

Ratio of expenses to average net assets ***	X.XX	%	2.20	%††

Ratio of net investment income (loss) to average net assets	(X.XX	)%	(0.81	)%††

Portfolio turnover rate	XX%		22%

*	The Consultant Class commenced operations on June 2, 2003.
**	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2003, this ratio would have been 3.21%†† before expense reimbursements by Royce.
†	Not annualized.
††	Annualized.
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THE ROYCE FUND PROSPECTUS | 13

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- And Micro-Cap Stocks
R Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $500 million and $2.5 billion; we refer to the segment with market capitalizations less than $500 million as micro-cap.
     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
     The micro-cap segment consists of more than 6,300 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding proportionately smaller positions in more companies.
     The upper tier of the small-cap universe of securities consists of approximately 1,700 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

14 | THE ROYCE FUND PROSPECTUS

Value Investing
      Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
        Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
        Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating certain risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Pennsylvania Mutual, Royce Micro-Cap and Total Return Funds.
        While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-13.
        Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
      Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS | 15

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
R oyce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also manages or co-manages four of the Funds in this Prospectus.
      Royce’s investment staff includes six other portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; Charles R. Dreifus, Principal; George Necakov, Director of Quantitative Strategies; Jay S. Kaplan, Principal; and James Skinner III, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Fockler has been employed by Royce since 1989 as its Director of Marketing.
Royce’s investment staff also includes five assistant portfolio managers: Chris Flynn, Principal; James Harvey; Jenifer L. Taylor; William Hench; and Lauren Romeo. Mr. Flynn has been employed by Royce since 1993 as a Senior Analyst (since 1999) and Analyst. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnais Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously,
16 | THE ROYCE FUND PROSPECTUS

she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000).
      Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Consultant Class shares of Pennsylvania Mutual, Royce Micro-Cap, Total Return, Premier, TrustShares and Special Equity Funds under Rule 12b-1. Under this plan, the Funds are obligated to pay a fee to RFS of up to 1.00% per year of the respective average net assets of their Consultant Classes. RFS uses this fee to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
      State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street, through its agent, Boston Financial Data Services – Midwest (“BFDS”), is the Funds’ transfer agent.

       Investment Advisory Services Provided By Royce

Royce receives advisor fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

Annual Rate of Fund’s Average Net Assets

■  Pennsylvania Mutual Fund
 •  1.00% of the first $50,000,000
 •  0.875% of the next $50,000,000 and
 •  0.75% of any additional average net assets

■  Royce Premier Fund, Royce Total Return Fund, Royce TrustShares Fund and Royce Special Equity Fund
 •  1.00% of the first $2,000,000,000
 •  0.95% of the next $2,000,000,000
 •  0.90% of the next $2,000,000,000 and
 •  0.85% of any additional average net assets

■  Royce Micro-Cap Fund
 •  1.30% of the first $2,000,000,000
 •  1.25% of the next $2,000,000,000
 •  1.20% of the next $2,000,000,000 and
 •  1.15% of any additional average net assets

For 2004, the actual net fees, after waivers, paid to Royce on average net assets were X.XX% for Pennsylvania Mutual Fund, X.XX% for Royce Micro-Cap Fund, X.XX% for Royce Total Return Fund, X.XX% for Royce Premier Fund, X.XX% for Royce TrustShares Fund and X.XX% for Royce Special Equity Fund.

THE ROYCE FUND PROSPECTUS | 17

Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION

F or a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2005.

Purchasing Shares
If you purchase Fund shares through a third party, such as a bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.
     The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request.

Redeeming Shares
     You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

	PURCHASING SHARES
	Minimum initial investments for shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce TrustShares Fund.
	Account Type	Minimum

	Regular Account	$ 1,000

	IRA	500

	Automatic Investment or Direct Deposit Plan Accounts	500

	403(b)(7) or 401(k) Accounts	None

	The minimum for subsequent investments is $50, regardless of account type.

	PURCHASING SHARES IN A GIFTSHARE ACCOUNT IN ROYCE TRUSTSHARES FUND
		Minimum

	GiftShare Accounts	$ 5,000

	The minimum for subsequent investments is $100.

Early Redemption Fee
     In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund (other than Royce TrustShares Fund) that you held for less than six months. A fee of 2% is assessed on redemptions of shares in Royce TrustShares Fund held for less than three years. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For

18 | THE ROYCE FUND PROSPECTUS

accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the six-month holding period, so that if you purchased a Fund’s shares on June 1, 2004, these shares would be subject to the fee if you were to redeem them prior to December 1, 2004 (June 1, 2007 for Royce TrustShares Fund). In this example, the shares would not be subject to a fee if you were to redeem the shares on or after December 1, 2004 (June 1, 2007 for Royce TrustShares Fund).
      You will incur no fee on shares that you acquire through distribution reinvestment but, except as described below, the redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from Royce TrustShares are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment, Automatic Withdrawal or Automatic Exchange (limited availability) Plans; profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts.

Other Redemption Information
      The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities — redemption in kind — under certain circumstances.
      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
      The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.

Frequent Trading of Fund Shares
      Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. Such trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may also dilute the returns earned on shares held by a Fund’s other shareholders.

THE ROYCE FUND PROSPECTUS | 19

The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholder trading activity that could be detrimental to long-term shareholders of the Funds (the “Policy”).
      The Policy provides that the Funds will monitor shareholder trading activity and may restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase. Purchases and sales of Fund shares pursuant to an automatic investment plan or systematic withdrawal plan are not considered in determining Round Trips.
      The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
      With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore rejected. For any such account that is so identified, the Funds will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the Policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
      Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

20 | THE ROYCE FUND PROSPECTUS

Net Asset Value Per Share
      Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. The Funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the Funds believe that fair value pricing would more accurately reflect the price it could expect to obtain on a current sale of the securities. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank & Trust Company. The foreign currency exchange rates are determined by the Funds’ custodian prior to the close of trading on the New York Stock Exchange, generally at 2:00 p.m. Eastern time.
      The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
      A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information and on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
      The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “access your account” at www.roycefunds.com for more details.

THE ROYCE FUND PROSPECTUS | 21

	Dividends, Distributions And Taxes

     Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.
     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
      If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

	TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’ annual distributions normally consist primarily of capital gains:

	Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax brackets investors

	Qualified dividend income	5%	15%

	Other dividend income	Ordinary income rate	Ordinary income rate

	Short-term capital gains	Ordinary income rate	Ordinary income rate

	Long-term capital gains	5%	15%

     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

22 | THE ROYCE FUND PROSPECTUS

      The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
      The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

THE ROYCE FUND PROSPECTUS | 23

      INVESTING IN ROYCE TRUSTSHARES FUND

Royce TrustShares Fund is designed specifically for long-term investments limited to the following types of accounts:
  Trusts, institutions and endowments
  Qualified retirement accounts, including Individual Retirement Accounts, 401(k) plans and other pension plans. Fund shares for these accounts may be purchased only through broker-dealers affiliated with Royce.
  GiftShare Accounts — This option is designed exclusively for gifting and estate planning. It offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open a GiftShare Account for yourself or your spouse.) An investment in a GiftShare Account may qualify for the annual federal gift tax exclusion and may also help pay for a beneficiary’s college or other post-secondary education. See the information presented below for more details. To receive additional information, call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet, which includes the trust agreement.
     The minimum initial investment in a GiftShare Account is $5,000. Subsequent investments may be made for $100 or more.

GiftShare Accounts
      The following information, including Tax and Redemption Information, applies only to GiftShare Accounts. As independent trustee, State Street Bank and Trust Company will hold the shares of a GiftShare Account in trust until the termination date that you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time the GiftShare Account is opened or until the beneficiary reaches the age of majority, whichever is later. A GiftShare trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

Tax Information For GiftShare Accounts
      Investments in a GiftShare Account will be subject to the reporting requirements of federal gift tax law. In general, the law requires that individuals file federal gift tax returns, which report all gifts they made during the calendar year, except gifts of present interest in property that qualify for, and do not exceed, the amount of the federal annual gift tax exclusion (currently $11,000 or $22,000 for a joint gift by an individual and his/her spouse). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

24 | THE ROYCE FUND PROSPECTUS

      Additional information about these and other tax matters applicable to an investment in a GiftShare Account appears in the Statement of Additional Information under “Taxation– Royce TrustShares Fund.” Due to the complexity of federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in a GiftShare Account.

Redemption Information For GiftShare Accounts
      Until a GiftShare trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee’s capacity and ability to redeem shares, and the beneficiary’s right to compel redemption, are subject to the terms and conditions of the Royce TrustShares Fund Trust Instrument.

THE ACCOUNT OPTIONS AVAILABLE TO A DONOR UNDER THE GIFTSHARE TRUST AGREEMENT ARE:

Withdrawal Option (Annual Exclusion):
A donor will use this option primarily to make a gift that may qualify for the federal annual gift tax exclusion and/or as a means to pay for the beneficiary’s college or other post-secondary education.
  The donor may design the trust to permit withdrawals to help pay for the beneficiary’s college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.
  The beneficiary will be taxed on all of the trust’s income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.
  The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary’s tax returns for that year.
Accumulation Option (Applicable Credit):
A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the federal annual gift tax exclusion, and there can be no distributions to fund educational expenses or otherwise, before the trust terminates.
  The trustee is responsible for filing all federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.
  The trustee will distribute assets to the beneficiary at the termination of the trust.

For More Information

TheRoyce Fund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com.

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599
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CON-PRO-0505
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TheRoyceFund
VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 30 YEARS

Royce Micro-Cap Fund

Royce Total Return Fund

Royce Opportunity Fund

Royce Premier Fund

Royce TrustShares Fund

Royce Special Equity Fund

Royce 100 Fund

Financial Intermediary Class and
Institutional Class Shares

P R O S P E C T U S  May 1, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

OVERVIEW

      At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our funds that we believe should increase toward our estimate of the companies’ current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.
     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

– Chuck Royce

      The Financial Intermediary and Institutional Classes of shares of The Royce Funds are designed primarily for investment by or through foundations, endowments, retirement plans, discount brokerages and similar institutions.
      The information on pages 2-15 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 16-17 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.
     The performance information presented in this Prospectus is current to December 31, 2004. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.
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      The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS | 1

ROYCE MICRO-CAP FUND

 INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,300 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. W. Whitney George manages the Fund, assisted by Jenifer L. Taylor, an Assistant Portfolio Manager of Royce.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $500 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	198

Median Market Capitalization	$314 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk— the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years (Financial Intermediary Class used for illustrative purposes). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary Class commenced operations on August 30, 2002, and the Institutional Class commenced operations on October 14, 2003. Performance information prior to the inception date of a class is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes invest in the same portfolio of securities. The returns differ only to the extent that the classes do not have the same expenses.
      The table also presents the impact of taxes on the Fund’s returns (Financial Intermediary Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 27.68% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -23.48% (quarter ended 9/30/02).		ANNUALIZED TOTAL RETURNS – in Percentages (%)
			1 Year	5 Year

		Return Before Taxes
		Fincl. Int. Cl.	15.73%	17.03%
		Inst. Cl.	15.97	17.12

		Return After Taxes on Distributions	X.XX	X.XX

		Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

		Russell 2000*	18.33	6.61
	*	Reflects no deductions for fees, expenses or taxes.

2 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Fee waiver and expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2005 and at 1.99% through December 31, 2013.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand each Class’s financial performance since their respective inceptions and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

		Investment Operations***			Distributions				Ratios/Supplemental Data

Period Ended Dec 31,	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net realized gain on investments	Total distributions	Net Asset Value, End of Period	Total Return	Net assets, end of period (thousands)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

ROYCE MICRO-CAP FUND - FINANCIAL INTERMEDIARY CLASS*
2004	$XX.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$XX.XX	XX.X	%	$XXX	X.XX	%	X.XX	%	XX %
2003	$10.16	(0.15)	5.47	5.32	(0.57)	(0.57)	$14.91	52.4%		$202	1.49%		(1.11)%		44%
2002	$10.27	(0.04)	0.03	(0.01)	(0.10)	(0.10)	$10.16	(0.1	)%†	$7	1.49	%††	(1.20	)%††	31%

ROYCE MICRO-CAP FUND - INSTITUTIONAL CLASS*
2004	$XX.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$XX.XX	XX.X	%	$XXX	X.XX	%	X.XX	%	XX %
2003	$14.56	(0.03)	0.98	0.95	(0.57)	(0.57)	$14.94	6.6	%†	$10,125	1.29	%††	(0.93	)%††	44%

*	The Financial Intermediary Class commenced operations on August 30, 2002. The Institutional Class commenced operations on October 14, 2003.
**	These ratios would have been X.XX% for the Financial Intermediary Class and X.XX% for the Institutional Class in 2004, 17.07% for the Financial Intermediary Class and 1.56% for the Institutional Class in 2003, and 17.46%†† for the Financial Intermediary Class in 2002 before fee waivers and expense reimbursements by Royce.
***	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
†	Not annualized.
††	Annualized.
THE ROYCE FUND PROSPECTUS | 3

ROYCE TOTAL RETURN FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

T he investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 1,800 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	493

Median Market Capitalization	$1,511 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In the current low-yield environment, there is no assurance that there will be net investment income to distribute and, accordingly, that the Fund’s investment goal of current income will be achieved.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years (Financial Intermediary Class used for illustrative purposes). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary Class commenced operations on January 3, 2002, and the Institutional Class commenced operations on March 4, 2003. Performance information prior to the inception date of a class is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes invest in the same portfolio of securities. The returns differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.
      The table also presents the impact of taxes on the Fund’s returns (Financial Intermediary Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 15.87% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes
	Fincl. Int. Cl.	17.38%	15.45%
	Inst. Cl.	17.78	15.62

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

4 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand each Class’s financial performance since their respective inceptions and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

		Investment Operations***			Distributions					Ratios/Supplemental Data

Period Ended Dec 31,	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions	Net Asset Value, End of Period	Total Return	Net assets, end of period (millions)	Ratio of expenses to average net assets**	Ratio of net investment income to average net assets	Portfolio turnover rate

ROYCE TOTAL RETURN FUND - FINANCIAL INTERMEDIARY CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.XX	%	$XX.X	X.XX	%	X.XX	%	XX %
2003	$8.28	0.11	2.34	2.45	(0.08)	(0.08)	(0.16)	$10.57	29.7%		$131.8	1.28%		1.28%		20%
2002	$8.59	0.07	(0.29)	(0.22)	(0.08)	(0.01)	(0.09)	$8.28	(2.7	)%†	$12.3	1.28	%††	0.97	%††	22%

ROYCE TOTAL RETURN FUND - INSTITUTIONAL CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.XX	%	$XX.X	X.XX	%	X.XX	%	XX %
2003	$7.88	0.10	2.90	3.00	(0.09)	(0.08)	(0.17)	$10.71	38.2	%†	$67.9	1.04	%††	1.54	%††	20%

*	The Financial Intermediary Class commenced operations on January 3, 2002. The Institutional Class commenced operations on March 4, 2003.
**	These ratios would have been X.XX% for the Financial Intermediary Class in 2004, 1.45% for the Financial Intermediary Class and 1.07% for the Institutional Class in 2003, and 1.54%†† for the Financial Intermediary Class in 2002 before expense reimbursements by Royce.
***	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
†	Not annualized.
††	Annualized.
THE ROYCE FUND PROSPECTUS | 5

ROYCE OPPORTUNITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino manages the Fund, assisted by William Hench, an Assistant Portfolio Manager of Royce.
      Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2.5 billion, it may, in certain market environments,

invest an equal or greater percentage of its assets in securities of larger-cap companies. Normally, the Fund will invest at least 65% of its net assets in equity securities.	PORTFOLIO DIAGNOSTICS (12/31/04)
	Number of Holdings	314

	Median Market Capitalization	$556 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since its inception (Financial Intermediary Class used for illustrative purposes). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary Class commenced operations on May 22, 2000, and the Institutional Class commenced operations on December 12, 2001. Performance information prior to the inception date of a class is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes invest in the same portfolio of securities. The returns differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.
     The table also presents the impact of taxes on the Fund’s returns (Financial Intermediary Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 31.83% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.77% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes
	Fincl. Int. Cl.	17.22%	18.59%
	Inst. Cl.	17.57	18.89

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

6 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand each Class’s financial performance since their respective inceptions and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

		Investment Operations***			Distributions				Ratios/Supplemental Data

Period Ended Dec 31,	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net realized gain on investments	Total distributions	Net Asset Value, End of Period	Total Return	Net assets, end of period (millions)	Ratio of expenses to average net assets**	Ratio of net investment loss to average net assets	Portfolio turnover rate

ROYCE OPPORTUNITY FUND - FINANCIAL INTERMEDIARY CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X %	$XX.X	X.XX %	X.XX	%	XX %
2003	$7.33	(0.08)	5.38	5.30	(0.58)	(0.58)	$12.05	72.6%	$90.2	1.29%	(0.79)%		55%
2002	$8.98	(0.06)	(1.48)	(1.54)	(0.11)	(0.11)	$7.33	(17.2)%	$20.0	1.29%	(0.60)%		46%
2001	$7.78	(0.04)	1.35	1.31	(0.11)	(0.11)	$8.98	16.9%	$13.4	1.42%	(0.52)%		44%
2000	$8.12	(0.01)	0.47	0.46	(0.80)	(0.80)	$7.78	6.0%†	$1.1	1.49%††	(0.30	)%††	56%

ROYCE OPPORTUNITY FUND - INSTITUTIONAL CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X %	$XX.X	X.XX %	X.XX	%	XX %
2003	$7.38	(0.05)	5.41	5.36	(0.58)	(0.58)	$12.16	72.9%	$85.8	1.04%	(0.54)%		55%
2002	$9.01	(0.03)	(1.49)	(1.52)	(0.11)	(0.11)	$7.38	(16.9)%	$31.9	1.04%	(0.32)%		46%
2001	$8.71	—	0.30	0.30	—	—	$9.01	3.4%†	$5.2	1.04%††	(0.11	)%††	44%

*	The Financial Intermediary Class commenced operations on May 22, 2000. The Institutional Class commenced operations on December 12, 2001.
**	These ratios would have been X.XX% for the Financial Intermediary Class and X.XX% for the Institutional Class in 2004, 1.45% for the Financial Intermediary Class and 1.08% for the Institutional Class in 2003; 1.50% for the Financial Intermediary Class and 1.14% for the Institutional Class in 2002; 1.57% for the Financial Intermediary Class and 1.92%†† for the Institutional Class in 2001; and 2.24%†† for the Financial Intermediary Class in 2000 before expense reimbursements by Royce.
***	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
†	Not annualized.
††	Annualized.
THE ROYCE FUND PROSPECTUS | 7

ROYCE PREMIER FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

R oyce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $500 million and $2.5 billion. Royce looks for companies that it considers “premier” — those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund’s investment goal. Charles M. Royce and W. Whitney George co-manage the Fund.

      Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	59

Median Market Capitalization	$1,821 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last five years (Financial Intermediary Class used for illustrative purposes). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary Class commenced operations on September 3, 2002, and the Institutional Class commenced operations on September 17, 2002. Performance information prior to the inception date of a class is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes invest in the same portfolio of securities. The returns differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.
      The table also presents the impact of taxes on the Fund’s returns (Financial Intermediary Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 18.80% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).

ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year

Return Before Taxes
Fincl. Int. Cl.	22.52%	15.00%
Inst. Cl.	22.96	15.12

Return After Taxes on Distributions	X.XX	X.XX

Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

Russell 2000*	18.33	6.61
* Reflects no deductions for fees, expenses or taxes.

8 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net of expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand each Class’s financial performance since their respective inceptions and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

		Investment Operations***			Distributions				Ratios/Supplemental Data

Period Ended Dec 31,	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net realized gain on investments	Total distributions	Net Asset Value, End of Period	Total Return	Net assets, end of period (millions)	Ratio of expenses to average net assets**	Ratio of net investment loss to average net assets	Portfolio turnover rate

ROYCE PREMIER FUND - FINANCIAL INTERMEDIARY CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X	%	$XX.X	X.XX	%	X.XX	%	XX %
2003	$9.39	(0.04)	3.67	3.63	(0.13)	(0.13)	$12.89	38.6%		$32.3	1.29%		(0.33)%		26%
2002	$9.48	(0.02)	0.27	0.25	(0.34)	(0.34)	$9.39	2.6	%†	$7.8	1.29	%††	(0.62	)%††	33%

ROYCE PREMIER FUND - INSTITUTIONAL CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X	%	$XX.X	X.XX	%	X.XX	%	XX %
2003	$9.39	(0.00)	3.65	3.65	(0.13)	(0.13)	$12.91	38.8%		$24.1	1.04%		(0.03)%		26%
2002	$9.64	(0.01)	0.10	0.09	(0.34)	(0.34)	$9.39	0.9	%†	$4.5	1.04	%††	(0.28	)%††	33%

*	The Financial Intermediary Class commenced operations on September 3, 2002. The Institutional Class commenced operations on September 17, 2002.
**	These ratios would have been X.XX% for the Financial Intermediary Class and X.XX% for the Institutional Class in 2004, 1.42% for the Financial Intermediary Class and 1.14% for the Institutional Class in 2003, and 4.69%†† for the Financial Intermediary Class and 1.58%†† for the Institutional Class in 2002 before expense reimbursements by Royce.
***	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
†	Not annualized.
††	Annualized.
THE ROYCE FUND PROSPECTUS | 9

ROYCE TRUSTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce TrustShares Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey, an Assistant Portfolio Manager of Royce.

      Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (those less than $2.5 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$1,029 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce TrustShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he information on page 11 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since its inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary and Institutional Classes have not yet commenced operations. The performance information shown is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses.
      The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

10 | THE ROYCE FUND PROSPECTUS

During the period shown in the bar chart, the highest return for a calendar quarter was 24.45% (quarter ended 6/30/01) and the lowest return for a calendar quarter was -19.92% (quarter ended 9/30/02).

ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year

Return Before Taxes	17.95%	12.65%

Return After Taxes on Distributions	X.XX	X.XX

Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

Russell 2000*	18.33	6.61
* Reflects no deductions for fees, expenses or taxes.
FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load)imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2005.

THE ROYCE FUND PROSPECTUS | 11

ROYCE SPECIAL EQUITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

T he investment goal of Royce Special Equity Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies with market capitalizations less than $1 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which combines classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus manages the Fund.

      Normally, the Fund will invest at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $1 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/04)
Number of Holdings	74

Median Market Capitalization	$966 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

T he following information provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since its inception (Financial Intermediary Class used for illustrative purposes). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Financial Intermediary Class commenced operations on October 2, 2003, and the Institutional Class commenced operations on July 25, 2003. Performance information prior to the inception date of a class is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary and Institutional Classes because the shares of all classes invest in the same portfolio of securities. The returns differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.
      The table also presents the impact of taxes on the Fund’s returns (Financial Intermediary Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.00% (quarter ended 9/30/02).	ANNUALIZED TOTAL RETURNS – in Percentages (%)
		1 Year	5 Year

	Return Before Taxes
	Fincl. Int. Cl.	13.66%	20.52%
	Inst. Cl.	13.97	20.59

	Return After Taxes on Distributions	X.XX	X.XX

	Return After Taxes on Distributions and Sale of Fund Shares	X.XX	X.XX

	Russell 2000*	18.33	6.61
	* Reflects no deductions for fees, expenses or taxes.

12 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursement in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the net expense level shown above through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

T he financial highlights table is intended to help you understand each Class’s financial performance since their respective inceptions and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

		Investment Operations***			Distributions					Ratios/Supplemental Data

Period Ended Dec 31,	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions	Net Asset Value, End of Period	Total Return	Net assets, end of period (millions)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

ROYCE SPECIAL EQUITY FUND - FINANCIAL INTERMEDIARY CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X	%	$X.X	X.XX	%	X.XX	%	XX	%
2003	$16.38	(0.02)	1.80	1.78	(0.06)	(0.15)	(0.21)	$17.95	10.9	%†	$5.4	1.35	%††	(0.04	)%††	22%

ROYCE SPECIAL EQUITY FUND - INSTITUTIONAL CLASS*
2004	$X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	X.XX	$X.XX	X.X	%	$X.X	X.XX	%	X.XX	%	XX	%
2003	$15.78	0.01	2.37	2.38	(0.06)	(0.15)	(0.21)	$17.95	15.1	%†	$13.4	1.10	%††	0.24	%††	22%

*	The Financial Intermediary Class commenced operations on October 2, 2003. The Institutional Class commenced operations on July 25, 2003.
**	These ratios would have been X.XX% for the Financial Intermediary Class in 2004, 1.79%†† for the Financial Intermediary Class and 1.36%†† for the Institutional Class in 2003 before expense reimbursements by Royce.
***	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
†	Not annualized.
††	Annualized.
THE ROYCE FUND PROSPECTUS | 13

ROYCE 100 FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

R oyce 100 Fund’s investment goal is long-term growth of capital. Royce will generally invest the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations less than $2.5 billion. Royce intends to build and manage a portfolio of approximately 100 “outstanding” small and micro-cap companies — those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and that are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund.

Normally, the Fund will invest at least 80% of its net assets in equity securities, primarily issued by companies with stock market capitalizations less than $2.5 billion at the time of investment.	PORTFOLIO DIAGNOSTICS (12/31/04)
	Number of Holdings	100

	Median Market Capitalization	$1,357 million

PRIMARY RISKS FOR FUND INVESTORS

A s with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

T he information below provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was XX.XX% (quarter ended X/XX/XX) and the lowest return for a calendar quarter was -XX.XX% (quarter ended X/XX/XX).	ANNUALIZED TOTAL RETURNS – in Percentages (%) from inception (6/30/03) through 12/31/04
		1 Year	Since Inception (6/30/03)

	Return Before Taxes	27.24%	25.50%

	Russell 2000*	18.33	6.61
	* Reflects no deduction for fees, expenses or taxes.

14 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Financial Intermediary Class	Institutional Class	EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)				1 Year	3 Years	5 Years	10 Years

Management fees	X.XX%	X.XX%	Fincl.
			Int. Cl.	$XXX	$XXX	$XXX	$XXXX
Distribution (12b-1) fees	X.XX%	None
			Inst. Cl.	$XXX	$XXX	$XXX	$XXXX
Other expenses	X.XX%	X.XX%

Total Annual Fund Operating Expenses	X.XX%	X.XX%

Fee waiver and expense reimbursement	X.XX%	X.XX%

Net Annual Fund Operating Expenses	X.XX%	X.XX%

Royce has contractually agreed to reimburse expenses and waive its fee to the extent necessary to maintain the Fund’s Net Annual Operating Expenses at or below the levels listed above through December 31, 2005 and 1.99% though December 31, 2013.

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THE ROYCE FUND PROSPECTUS | 15

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- And Micro-Cap Stocks
R oyce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $500 million and $2.5 billion; we refer to the segment with market capitalizations less than $500 million as micro-cap.
     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
     The micro-cap segment consists of more than 6,300 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in micro-cap stocks by holding proportionately smaller positions in more companies.
     The upper tier of the small-cap universe of securities consists of approximately 1,700 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

16 | THE ROYCE FUND PROSPECTUS

Value Investing
      Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
       Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
       Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating certain risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Due to its opportunistic approach, Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Micro-Cap, Total Return and Opportunity Funds.
       While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-15.
       Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
      Each of the Funds may invest in short-term, fixed-income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS | 17

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Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
R oyce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also manages or co-manages four of the Funds in this Prospectus.
     Royce’s investment staff includes six other portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; Charles R. Dreifus, Principal; George Necakov, Director of Quantitative Strategies; Jay S. Kaplan, Principal; and James Skinner III, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Fockler has been employed by Royce since 1989 as its Director of Marketing.
Royce’s investment staff also includes five assistant portfolio managers: Chris Flynn, Principal; James Harvey; Jenifer L. Taylor; William Hench; and Lauren Romeo. Mr. Flynn has been employed by Royce since 1993 as a Senior Analyst (since 1999) and Analyst. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnais Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously,
18 | THE ROYCE FUND PROSPECTUS

she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000).
     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan under Rule 12b-1 for the Financial Intermediary Class shares of the Funds that allows it to pay fees for the sale of its shares and for services provided for Financial Intermediary Class shareholders. The fees are calculated daily and paid monthly. Under the plan, these Funds are obligated to pay a fee to RFS at the annual rate of 0.25% of the average daily net assets of their Financial Intermediary Class.
State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services - Midwest (“BFDS”), is the Funds’ transfer agent.

Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

Annual Rate of Fund’s Average Net Assets

■  Royce Premier Fund, Royce Total Return Fund, Royce TrustShares Fund, Royce Opportunity Fund, Royce Special Equity Fund and Royce 100 Fund
•  1.00% of the first $2,000,000,000
•  0.95% of the next $2,000,000,000
•  0.90% of the next $2,000,000,000 and
•  0.85% of any additional average net assets

■  Royce Micro-Cap Fund
•  1.30% of the first $2,000,000,000
•  1.25% of the next $2,000,000,000
•  1.20% of the next $2,000,000,000 and
•  1.15% of any additional average net assets

For 2004, the actual net fees, after waivers, paid to Royce on average net assets were X.XX% for Royce Micro-Cap Fund, X.XX% for Royce Total Return Fund, X.XX% for Royce Opportunity Fund, X.XX% for Royce Premier Fund, X.XX% for Royce TrustShares Fund, X.XX% for Royce Special Equity Fund and X.XX% for Royce 100 Fund.

THE ROYCE FUND PROSPECTUS | 19
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Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

	GENERAL SHAREHOLDER INFORMATION F or more detailed information about The Royce Fund’s policies, please contact Investor Services at (800) 221-4268.

Purchasing Shares
     The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.
     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ

	PURCHASING SHARES
	Minimum initial investments for shares purchased directly from The Royce Fund:
	Account Type	Minimum

		Financial Intermediary Class	Institutional Class

	Regular Account	$1,000,000	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request.

from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers, and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that the services rendered to a Fund are for non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Redeeming Shares
     You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.
     The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

20 | THE ROYCE FUND PROSPECTUS

      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities - redemption in kind - under certain circumstances.
     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
       The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.
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Frequent Trading of Fund Shares
       Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. Such trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may also dilute the returns earned on shares held by a Fund’s other shareholders.
       The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholder trading activity that could be detrimental to long-term shareholders of the Funds (the “Policy”).
       The Policy provides that the Funds will monitor shareholder trading activity and may restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase. Purchases and sales of Fund shares pursuant to an automatic investment plan or systematic withdrawal plan are not considered in determining Round Trips.
     The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
     With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the Funds use reasonable efforts to monitor such

THE ROYCE FUND PROSPECTUS | 21

accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore rejected. For any such account that is so identified, the Funds will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the Policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
     Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value Per Share
      Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. The Funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the Funds believe that fair value pricing would more accurately reflect the price it could expect to obtain on a current sale of the securities. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank & Trust Company. The foreign currency exchange rates are determined by the Funds’ custodian prior to the close of trading on the New York Stock Exchange, generally at 2:00 p.m. Eastern time.
     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order

22 | THE ROYCE FUND PROSPECTUS

through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
       A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information and on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.
Reports
       The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “access your account” at www.roycefunds.com for more details.
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Dividends, Distributions And Taxes
       Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.
       Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
       If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the
THE ROYCE FUND PROSPECTUS | 23

shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
     The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to noncorporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
	The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.	TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

		The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’ annual distributions normally consist primarily of capital gains:

		Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

		Qualified dividend income	5%	15%

		Other dividend income	Ordinary income rate	Ordinary income rate

		Short-term capital gains	Ordinary income rate	Ordinary income rate

		Long-term capital gains	5%	15%

24 | THE ROYCE FUND PROSPECTUS

For More Information

TheRoyce Fund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text-only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

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FI&I-PRO-0505
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The Royce Fund

Value Investing in Small Companies for More Than 25 Years

Royce Premier Fund
Royce Total Return Fund

Class W Shares

Prospectus

May 1, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

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Table of Contents

Overview	1

Royce Premier Fund	2

Royce Total Return Fund	5

Investing in Small-Company Stocks	8

Management of the Funds	9

General Shareholder Information	10

OVERVIEW

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our funds that we believe should increase toward our estimate of the companies’ current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

Chuck Royce

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This Prospectus relates only to the Class W shares of The Royce Funds, which are designed primarily for certain wrap fee programs offered through financial intermediaries. The performance information presented in this Prospectus is current to December 31, 2004. For more recent information, you can contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

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The information on pages 2 – 7 about each Fund’s investment goals and principal strategies and about the primary risks for Fund investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. These pages include information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing for the Fund.

Royce Premier Fund and Royce Total Return Fund may be a suitable investment as part of your overall investment plan if you want to include a fund that focuses on securities of small- and micro-cap companies.

ROYCE PREMIER FUND

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Investment Goal and Principal Strategies
Royce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $500 million and $2.5 billion. Royce looks for companies that it considers “premier” — those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce and W. Whitney George co-manage the Fund.

Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

Portfolio Diagnostics	12/31/04

Number of Holdings	59
Median Market Capitalization	$1,821 million

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The information on page 3 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last 10 years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Funds benchmark index. Class W has not yet commenced operations. The performance information shown is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Class W because the shares of all classes invest in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses.

2

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax return depends on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was –14.84% (quarter ended 9/30/01).

ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year	10 Year

Return Before Taxes	22.82%	15.08%	14.75%
Return After Taxes on Distributions	xx.xx	xx.xx	xx.xx
Return After Taxes on Distributions and Sale of Fund Shares	xx.xx	xx.xx	xx.xx

Russell 2000*	18.33	6.61	11.54

*Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.08%
			1 Year	3 Years
Total Annual Fund Operating Expenses	1.08%
		Class W	$xxx	$xxx

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.08% through December 31, 2005.

3

FINANCIAL HIGHLIGHTS INFORMATION
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years (Investment Class used for illustrative purposes) and reflects financial results for a single share. The Fund’s Class W commenced operations with this Prospectus. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund’s Investment Class (assuming reinvestment of all dividends and distributions) that would have substantially similar returns to the Fund’s Class W because the shares of all classes invest in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004*			2003*	2002*	2001	2000

Net Asset Value, Beginning of Period	$	x.xx		$9.39	$10.54	$9.83	$9.56

Investment Operations
Net investment income (loss)		(x.xx	)	(0.03)	(0.04)	0.00	0.03
Net realized and unrealized gain (loss) on investments		x.xx		3.67	(0.77)	0.94	1.54

Total from investment operations		x.xx		3.64	(0.81)	0.94	1.57

Distributions
Distributions from net investment income		(x.xx	)	(0.00)	(0.00)	(0.00)	(0.03)
Distributions from net realized gain on investments		(x.xx	)	(0.13)	(0.34)	(0.23)	(1.27)

Total distributions		(x.xx	)	(0.13)	(0.34)	(0.23)	(1.30)

Net Asset Value, End of Period	$	xx.xx		$12.90	$9.39	$10.54	$9.83

Total Return		xx.x	%	38.7%	(7.8)%	9.6%	17.1%

Ratios/ Supplemental Data
Net assets, end of period (millions)	$	x,xxx		$1,713	$848	$797	$676
Ratio of expenses to average net assets		x.xx	%	1.16%	1.17%	1.19%	1.20%
Ratio of net investment income (loss) to average net assets		(x.xx	)%	(0.29)%	(0.40)%	(0.04)%	0.34%
Portfolio turnover rate		Xx	%	26%	33%	41%	40%

* Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

4

ROYCE TOTAL RETURN FUND

Investment Goal and Principal Strategies
The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 1,800 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment.

Portfolio Diagnostics	12/31/04

Number of Holdings	493
Median Market Capitalization	$1,511 million

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In the current low-yield environment, there is no assurance that there will be net investment income to distribute, and accordingly, that the Fund’s investment goal of current income will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The information on page 6 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last 10 years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Funds benchmark index. Class W has not yet commenced operations. The performance information shown is for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Class W because the shares of all classes invest in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses.

5

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Please note that your after-tax return depends on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

During the period shown in the bar chart, the highest return for a calendar quarter was 16.00% (quarter ended 6/30/03) and the lowest return for a calendar quarter was –12.58% (quarter ended 9/30/01).

ANNUALIZED TOTAL RETURNS – in Percentages (%)
	1 Year	5 Year	10 Year

Return Before Taxes	17.52%	15.56%	15.75%
Return After Taxes on Distributions	xx.xx	xx.xx	xx.xx
Return After Taxes on Distributions
and Sale of Fund Shares	xx.xx	xx.xx	xx.xx

Russell 2000*	18.33	6.61	11.54

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividend	None
Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.08%
		1 Year	3 Years
Total Annual Fund Operating Expenses	1.08%
		$xxx	$xxx

6

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.08% through December 31, 2005.

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years (Investment Class used for illustrative purposes) and reflects financial results for a single share. The Fund’s Class W commenced operations with this Prospectus. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund’s Investment Class (assuming reinvestment of all dividends and distributions) that would have substantially similar returns to the Fund’s Class W because the shares of all classes invest in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2004 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2004*			2003*	2002*	2001	2000

Net Asset Value, Beginning of Period	$	x.xx		$8.37	$8.59	$7.77	$7.15

Investment Operations
Net investment income (loss)		x.xx		0.11	0.08	0.09	0.16
Net realized and unrealized gain (loss) on investments		x.xx		2.39	(0.21)	1.05	1.18

Total from investment operations		x.xx		2.50	(0.13)	1.14	1.34

Distributions
Distributions from net investment income		(x.xx	)	(0.10)	(0.08)	(0.11)	(0.15)
Distributions from net realized gain on investments		(x.xx	)	(0.08)	(0.01)	(0.21)	(0.57)

Total distributions		(x.xx	)	(0.18)	(0.09)	(0.32)	(0.72)

Net Asset Value, End of Period	$	xx.xx		$10.69	$8.37	$8.59	$7.77

Total Return		xx.x	%	30.0%	(1.6)%	14.8%	19.4%

Ratios/ Supplemental Data
Net assets, end of period (millions)	$	x,xxx		$2,289	$986	$509	$282
Ratio of expenses to average net assets**		x.xx	%	1.18%	1.20%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets		x.xx	%	1.27%	1.01%	1.14%	2.08%
Portfolio turnover rate		Xx	%	20%	22%	24%	24%
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*	Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
**	For 2000, this ratio would have been 1.28% before fee waivers by Royce.

7

INVESTING IN SMALL-COMPANY STOCKS

Small- and Micro-Cap Stocks
Royce views the large and diverse universe of companies available for investment by the Funds as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $500 million and $2.5 billion; we refer to the segment with market capitalizations less than $500 million as micro-cap.

Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

The micro-cap segment consists of more than 6,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

The upper tier of the Funds’ investment universe of securities consists of more than 1,700 companies. In this tier, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts

8

than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the top 3,000 companies tracked by Frank Russell Company.

9

VALUE INVESTING
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for a Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to decrease risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings in Royce Total Return Fund.

While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2 – 7.

Although Royce’s approach to security selection seeks to reduce downside risk to the Funds’ portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
The Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

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MANAGEMENT OF THE FUNDS
Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of its assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce, President and Chief Investment Officer, has been the firm’s President and Chief Investment Officer during this period. He co-manages Royce Premier Fund and manages Royce Total Return Fund.

10

Royce’s investment staff includes six other portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; Charles R. Dreifus, Principal; George Necakov, Director of Quantitative Strategies; Jay S. Kaplan, Principal; and James Skinner III, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC. Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Fockler has been employed by Royce since 1989 as its Director of Marketing.

Royce’s investment staff also includes five assistant portfolio managers: Chris Flynn, Principal; James Harvey; Jenifer L. Taylor; William Hench; and Lauren Romeo. Mr. Flynn has been employed by Royce since 1993 as a Senior Analyst (since 1999) and Analyst. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnais Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000).

Royce is entitled to receive advisory fees monthly at the annual rate of 1.00% of average net assets as compensation for its services to each of the Funds. Royce Fund Services, Inc. (RFS) will distribute the Funds’ shares.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services — Midwest (“BFDS”), is the Funds’ transfer agent.

GENERAL SHAREHOLDER INFORMATION
 For more detailed discussion of The Royce Fund policies regarding direct ownership of a Fund’s shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

Purchasing Shares
Class W shares are primarily offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts. If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. Royce Fund Services, Inc., Royce and/or the Fund may pay fees to broker-dealers, financial intermediaries and other service providers who introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares.

11

Class W shares are intended for accounts in excess of $1,000,000. Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

The Royce Fund reserves the right both to suspend the offering of the Funds’ shares to new investors and to reject any specific purchase request.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Other Redemption Information
 The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities — redemption in kind — under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Funds’ minimum account balance requirement. You would have 60 days to increase your account balance before the account is liquidated. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. Such trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may also dilute the returns earned on shares held by a Fund’s other shareholders.

The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholder trading activity that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and may restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such purchase. Purchases and sales of Fund shares pursuant to an automatic investment plan or systematic withdrawal plan are not considered in determining Round Trips.

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The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

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With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore rejected. For any such account that is so identified, the Funds will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the Policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. The Funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the Funds believe that fair value pricing would more accurately reflect the price it could expect to obtain on a current sale of the securities. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank & Trust Company. The foreign currency exchange rates are determined by the Funds’ custodian prior to the close of trading on the New York Stock Exchange, generally at 2:00 p.m. Eastern time.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

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Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information and on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Please call Investor Services at (800) 221-4268 if you need additional copies. Please allow 30 days for your request to be processed. You may also elect to receive your report via the internet. Please go to “access your account” at www.roycefunds.com for more details.

Dividends, Distributions and Taxes
Royce Total Return Fund pays dividends from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Royce Premier Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of the your investment.

The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Each year shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares. (Private foundations, although generally exempt from federal income tax, may be subject to a 2% federal excise tax on their “net investment income.”)

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The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned the Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Fund’s distributions should normally consist of capital gains.

TAXATION OF DISTRIBUTIONS

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary	Ordinary
	Income rate	Income rate

Short-term	Ordinary	Ordinary
Capital gains	Income rate	Income rate

Long-term
Capital gains:	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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The Royce Fund

More Information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, will be available in the Funds’ annual and semiannual reports to shareholders. These reports will also be available online at www.roycefunds.com.

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STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus). You may view or download a copy at www.roycefunds.com.

To obtain more information

By telephone
Call (800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are also available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

INV-W-PRO-0505

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THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

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     THE ROYCE FUND (the “Trust”), a Delaware business trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in sixteen portfolios or series. Ten of the sixteen series offer multiple classes of shares: Royce Premier Fund and Royce Total Return Fund offer five classes of shares, Investment Class, Class W, Institutional Class, Financial Intermediary Class and Consultant Class; Royce Micro-Cap Fund (Royce Micro-Cap Fund is closed to new investors) and Royce Special Equity Fund offer four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class; Pennsylvania Mutual Fund offers two classes of shares, an Investment Class and a Consultant Class; Royce Opportunity Fund and Royce 100 Fund offer three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class; and Royce TrustShares Fund offers four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class. Unless specifically noted, all references to a particular series relate to that series’ Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder’s interest is limited to the series in which the shareholder owns shares. The sixteen series (each, a “Fund” and collectively, the “Funds”) are:

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Royce Premier Fund	Royce Special Equity Fund
Royce Micro-Cap Fund	Royce Value Fund
Pennsylvania Mutual Fund	Royce Value Plus Fund
Royce Select Fund	Royce Technology Value Fund
Royce TrustShares Fund	Royce 100 Fund
Royce Total Return Fund	Royce Discovery Fund
Royce Low-Priced Stock Fund	Royce Financial Services Fund
Royce Opportunity Fund	Royce Dividend Value Fund
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     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current Prospectuses dated __________, 2005. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year or period ended December 31, 2004 are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual or Semi-Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at 1-800-221-4268.

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Investment Adviser	Transfer Agent
Royce & Associates, LLC (“Royce”)	State Street Bank and Trust Company
c/o National Financial Data Services
and Boston Financial Data Services
Distributor	Custodian
Royce Fund Services, Inc. (“RFS”)	State Street Bank and Trust Company

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________, 2005

TABLE OF CONTENTS

	Page		Page
OTHER INVESTMENT STRATEGIES ________________________________	2	PORTFOLIO TRANSACTIONS ___________________________________	41
INVESTMENT POLICIES AND		CODE OF ETHICS AND RELATED
LIMITATIONS _______________________________________________	3	MATTERS _________________________________________________	47
RISK FACTORS AND SPECIAL		PROXY VOTING POLICIES AND PROCEDURES ______________________	48
CONSIDERATIONS ___________________________________________	7	PORTFOLIO HOLDINGS DISCLOSURE POLICY _______________________	48
MANAGEMENT OF THE TRUST __________________________________	13	PRICING OF SHARES BEING OFFERED _____________________________	50
PRINCIPAL HOLDERS OF SHARES _________________________________	21	REDEMPTIONS IN KIND ________________________________________	51
INVESTMENT ADVISORY		TAXATION __________________________________________________	51
SERVICES ___________________________________________________	34	DESCRIPTION OF THE TRUST ___________________________________	58
DISTRIBUTION ________________________________________________	38	PERFORMANCE DATA ________________________________________	60
CUSTODIAN AND TRANSFER AGENT _____________________________	41	EXHIBIT A - PROXY VOTING GUIDELINES AND
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ______________	41	PROCEDURES _______________________________________________	71
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OTHER INVESTMENT STRATEGIES

     In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE SELECT FUND - in stocks of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TRUSTSHARES FUND - in securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

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ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

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ROYCE VALUE FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE TECHNOLOGY VALUE FUND - in securities of non-technology companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE DISCOVERY FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

INVESTMENT POLICIES AND LIMITATIONS

     Listed below are the Funds’ fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund’s acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.

     A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

     No Fund may, as a matter of fundamental policy:

1.	Issue any senior securities;

2.	Purchase securities on margin or write call options on its portfolio securities;

3.	Sell securities short;

4.	Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets;

5.	Underwrite the securities of other issuers;

6.
Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Opportunity Fund, Royce Special Equity Fund and Royce Technology Value Fund, each of which may invest up to 25% of its total assets in such securities);

7.
Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund and Royce Dividend Value Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

8.
Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.
Invest more than 25% of its assets in any one industry (except for Royce Technology Value Fund and Royce Financial Services Fund, which will concentrate and may invest up to 100% of their assets in technology companies and financial services companies, respectively);

11.	Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.
Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts;

17.
Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund, which may invest in such companies as set forth below); or

18.	Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     No Fund may, as a matter of operating policy:

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1.	Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

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     Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

     Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

     Royce Technology Value Fund may not, as a matter of operating policy, invest more than 15% of its assets in the securities of foreign issuers.

     Royce Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.

     The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund and Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) of its net assets in illiquid securities.

Pennsylvania Mutual Fund	Royce Value Plus Fund
Royce Opportunity Fund	Royce Technology Value Fund
Royce Special Equity Fund	Royce 100 Fund
Royce Value Fund	Royce Financial Services Fund
Royce Dividend Value Fund

     Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund and Royce Dividend Value Fund may each invest up to 25%, and Royce Special Equity Fund may invest up to 5%, of the value of its total assets in the securities of other investment companies (open or closed-end), including up to 5% of its total assets in the securities of any one other investment company, provided that the Funds and all affiliated persons of the Funds do not own, in the aggregate, more than 3% of the total outstanding stock of any one such investment company. The Funds must acquire such securities in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). Under the 1940 Act, the issuers of such securities are not required to redeem them from any one Fund in an amount exceeding 1% of such issuers’ total outstanding securities during any period of less than thirty days. The Funds will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Notwithstanding the above, Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund and Royce Dividend Value Fund may, to the full extent permitted by the 1940 Act, invest cash collateral received in connection with their securities lending activities in money market funds sponsored by their custodian bank.

Royce Opportunity Fund	Royce Technology Value Fund
Royce Value Fund	Royce 100 Fund
Royce Value Plus Fund	Royce Financial Services Fund
Royce Dividend Value Fund

     Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund and Royce Dividend Value Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

     A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds’ Rights as Stockholders

     No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

     A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

     Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk.

     The current view of the staff of the Securities and Exchange Commission (the “SEC”) is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

     Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund’s ability to dispose of lower-rated (high-risk) debt securities.

     Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

     The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

     Each Fund may invest up to 10% of its total assets (15% for Royce Technology Value Fund and 5% for Royce Special Equity Fund) in the securities of foreign issuers. (For purposes of this restriction, securities issued by a foreign domiciled company that are registered with the SEC under Section 12(b) or (g) of the Securities Exchange Act of 1934 are not treated as securities of foreign issuers.) Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund’s ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     Although changes in foreign currency rates may adversely affect the Funds’ foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

     Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

     Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

     In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

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     The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers and banks determined by Royce & Associates, LLC to reprsent minimal credit risk and having a term of seven days or less.

Warrants, Rights and Options

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     Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

     The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

     Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Financial Services Companies

     Royce Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Portfolio Turnover

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     For the years ended December 31, 2004 and December 31, 2003, Royce TrustShares Fund’s portfolio turnover rates were 86% and 25%, respectively. The Fund’s portfolio turnover rates for 2004 were relatively higher than in 2003 due to more frequent trading of portfolio securities in an attempt to take advantage of somewhat greater market volatility during 2004. For the years ended December 31, 2004 and December 31, 2003, Royce Value Fund’s portfolio turnover rates were 83% and 181%, respectively. For the years ended December 31, 2004 and

December 31, 2003, Royce Value Plus Fund’s portfolio turnover rates were 56% and 161%, respectively. Each of the above Funds portfolio turnover rates for 2003 were relatively higher than Royce would expect over the long term because (i) each Fund was in its start-up years of gathering assets and establishing new positions and (ii) an unusually strong market resulted in price targets being realized on numerous fund holdings more rapidly than Royce would normally expect.

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* * *

     Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

     The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.

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Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

Charles M. Royce* (65) 1414 Avenue of the Americas New York, NY 10019	Trustee and President	Since 1982	President, Chief Investment Officer and member of Board of Managers of Royce & Associates, LLC and its predecessor, Royce & Associates, Inc. (collectively, “Royce”), the Trust’s investment adviser; Director and President of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”) and Royce Focus Trust, Inc. (“RFT”), closed-end diversified management investment companies of which Royce is the investment adviser; Trustee and President of Royce Capital Fund (“RCF”), an open-end diversified management investment company of which Royce is the investment adviser (the Trust, RVT, RMT, RFT and RCF collectively, “The Royce Funds”); Secretary and sole director of Royce Fund Services, Inc. (“RFS”), a wholly-owned subsidiary of Royce and the distributor of the Trust’s shares; and managing general partner of Royce Management Company (“RMC”), the general partner of various private investment limited partnerships until October 2001.	21	Director of Technology Investment Capital Corp.

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

Donald R. Dwight (73) 34-1/2 Beacon Street Boston, MA 02108	Trustee	Since 1998	President of Dwight Partners, Inc., corporate communications consultant; and Chairman (from 1982 to March 1998) and Chairman Emeritus (since March 1998) of Newspapers of New England, Inc. Mr. Dwight’s prior experience includes having served as Lieutenant Governor of the Commonwealth of Massachusetts, President and Publisher of Minneapolis Star and Tribune Company and as Trustee of the registered investment companies constituting the Eaton Vance Funds.	21	None

Mark R. Fetting* (50) 100 Light Street Baltimore, MD 21202	Trustee	Since 2001	Executive Vice President of Legg Mason, Inc.; member of Board of Managers of Royce; and Division President and Senior Officer, Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (from 1991 to 2000). Mr. Fetting’s prior business experience includes having served as Partner, Greenwich Associates, and Vice President, T. Rowe Price Group, Inc.	21	Director/ Trustee of registered investment companies constituting the 23 Legg Mason Funds

Richard M. Galkin (66) 654 Boca Marina Court Boca Raton, FL 33487	Trustee	Since 1982	Private investor. Mr. Galkin’s prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	21	None

Stephen L. Isaacs (65) 847 25th Avenue San Francisco, CA 94121	Trustee	Since 1989	President of The Center for Health and Social Policy (since September 1996); Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs also previously served as Director of Columbia University Development Law and Policy Program and Professor at Columbia University.	21	None

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

William L. Koke (70) 73 Pointina Road Westbrook, CT 06498	Trustee	Since 1996	Private investor. Mr. Koke’s prior business experience includes having served as President of Shoreline Financial Consultants, Director of Financial Relations of SONAT, Inc., Treasurer of Ward Foods, Inc. and President of CFC, Inc.	21	None

Arthur S. Mehlman (63)8205 Marcie Drive Baltimore, MD 21208	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).	21	Director/Trustee of the registered investment companies constituting the 23 Legg Mason Funds; Director of Municipal Mortgage & Equity, LLC

David L. Meister (65) 1535 Michael Lane Pacific Palisades, CA 90272	Trustee	Since 1982	Chairman and Chief Executive Officer of The Tennis Channel (since June 2000). Chief Executive Officer of Seniorlife.com (from December 1999 to May 2000). Mr. Meister’s prior business experience includes having served as a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	21	None

G. Peter O’Brien (58) 118 Meadow Road Riverside, CT 06878	Trustee	Since 2001	Trustee of Colgate University; President of Hill House, Inc. and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	21	Dirctor/Trustee of the registered investment companies constituting the 23 Legg Mason Funds; Director of Renaissance Capital Greenwich Funds; Director of Technology Investment Capital Corp.

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

John D. Diederich.* (53) 1414 Avenue of the Americas New York, NY 10019	Vice President and Treasurer	Since 2001	Chief Operating Officer (since October 2001), Chief Financial Officer (since March 2002), Managing Director and member of the Board of Managers of Royce; Vice President and Treasurer of RVT, RMT, RFT and RCF; Director of Administration of The Royce Funds; and President of RFS.	N/A	None

Jack E. Fockler, Jr.* (46) 1414 Avenue of the Americas New York, NY 10019	Vice President	Since 1995	Managing Director and Vice President of Royce; Vice President of RVT, RMT, RFT and RCF; and Vice President of RFS.	N/A	None

W. Whitney George* (46) 1414 Avenue of the Americas New York, NY 10019	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RVT, RMT, RFT and RCF.	N/A	None

Daniel A. O’Byrne* (42) 1414 Avenue of the Americas New York, NY 10019	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce; and Vice President of RVT, RMT, RFT and RCF.	N/A	None

John E. Denneen* (38) 1414 Avenue of the Americas New York, NY 10019	Secretary	1996-2001 and since April 2002	General Counsel (Deputy General Counsel prior to 2003), Principal, Chief Legal and Compliance Officer and Secretary of Royce (since March 2002) ; Secretary of RVT, RMT, RFT and RCF (1996-2001 and since April 2002); Associate General Counsel, Principal and Chief Compliance Officer of Royce (1996-2001); and Principal of Credit Suisse First Boston Private Equity (2001-2002).	N/A	None

Lisa Curcio( ) 1414 Avenue of the Americas New York, NY 10019	Chief Compliance Officer	Since 2004	[ ]	N/A	None

_________________________
   *An “interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2005 and thereafter until their respective successors are duly elected and qualified.

All of the Trust’s trustees are also directors/trustees of RVT, RMT , RFT and RCF.

Information relating to each Trustee’s share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2004 is set forth in the tables below.*

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Charles M. Royce
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Micro-Cap Fund	Over $100,000
Pennsylvania Mutual Fund	Over $100,000
Royce Select Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,001-$100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce Value Plus Fund	Over $100,000
Royce Technology Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Discovery Fund	Over $100,000

The Royce Funds		Over $100,000

Donald R. Dwight
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Technology Value Fund	$10,001-$50,000

The Royce Funds		Over $100,000
Mark R. Fetting
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Pennsylvania Mutual Fund	Over $100,000
Royce Micro-Cap Fund	$10,001-$50,000
Royce Total Return Fund	$10,001-$50,000

The Royce Funds		Over $100,000

Richard M. Galkin
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	$10,001-$50,000
Royce Total Return Fund	$50,001-$100,000
Royce Low-Priced Stock Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	$10,001-$50,000
Royce Micro-Cap Fund	$10,001-$50,000
Pennsylvania Mutual Fund	$10,000-$50,000
Royce Total Return Fund	$10,000-$50,000
Royce Low-Priced Stock Fund	$1-$10,000
Royce Opportunity Fund	$1-$10,000
Royce Technology Value Fund	$10,001-$50,000

The Royce Funds		Over $100,000

William L. Koke
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Pennsylvania Mutual Fund	$50,001-$100,000
Royce Opportunity Fund	$10,001-$50,000
Royce TrustShares Fund	$10,001-$50,000

The Royce Funds		Over $100,000

 Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

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The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Micro-Cap Fund	$50,001-$100,000
Royce Opportunity Fund	Over $100,000
Royce Total Return Fund	$10,001-$50,000
Royce Special Equity Fund	$10,001-$50,000

The Royce Funds		Over $100,000
G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,001-$100,000
Royce Opportunity Fund	Over $100,000

The Royce Funds		Over $100,000

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     The Board of Trustees has an Audit Committee, comprised of Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman (since April 15, 2004), David L. Meister and G. Peter O’Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial conditions with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman is designated as a the Audit Committee Financial Expert, as defined under Securities and Exchange Commission Regulations.

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     The Board of Trustees has an Nominating Committee, comprised of Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Non-interested Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board of Trustees. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O’Brien serve as co-Chairman of the Nominating Committee.

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     For the year ended December 31, 2004, the following trustees and affiliated persons of the Trust who received more than $60,000, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued As	from The Royce Funds
Name	From Trust	Part of Trust Expenses	paid to Trustees/Directors

Donald R. Dwight,	$38,250 *	N/A	$64,815 *
Trustee

Richard M. Galkin,	45,000	N/A	75,600
Trustee

Stephen L. Isaacs,	45,000	N/A	75,600
Trustee

William L. Koke,	5,000 **	N/A	35,600 **
Trustee

Arthur S. Mehlman,	33,846	N/A	56,971
Trustee

David L. Meister,	45,000	N/A	75,600
Trustee

	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued As	from The Royce Funds
Name	From Trust	Part of Trust Expenses	paid to Trustees/Directors

Peter O’Brien,	$45,000	N/A	$75,600
Trustee

John D. Diederich,	258,527	12,225	N/A
Director of
Administration

John E. Denneen,	189,951	9,169	N/A
General Counsel

Bruno Lavion,	167,871	14,125	N/A
Director of Mutual
Fund Operations

Mary Macchia,	139,498	12,346	N/A
Assistant Treasurer

Lisa Curcio,	128,077	0	N/A
Chief Compliance
Officer

Dani Eng,	77,957	9,625	N/A
Compliance Officer

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     * Includes $6,750 from the Trust ($10,785 from the Trust and other Royce Funds) deferred during 2004 at the election of Mr. Dwight under The Royce Funds’ Deferred Compensation Plan for Trustees/Directors.

     ** Includes $40,000 from the Trust ($40,000 from the Trust and other Royce Funds) deferred during 2004 at the election of Mr. Koke under The Royce Funds’ Deferred Compensation Plan for Trustees/Directors.

     Effective January 1, 2005, each of the non-interested Trustees receives a fee of $37,500 per year for serving on the Trust’s Board of Trustees plus $3,000 for each meeting of the Board attended.

Information Concerning Royce

     On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of

     Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management, securities brokerage, investment banking and related financial services through its subsidiaries. As of December 31, 2004, Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $360 billion.

Trustees’ Consideration of Investment Advisory Agreements

     The Trust’s Board of Trustees determined at meetings held on June 10 and 11, 2004, to approve the continuance of the current Investment Advisory Agreements relating to each of the Funds. In making their determinations, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue a Fund’s advisory arrangements as in effect from year to year. In its consideration of the current Investment Advisory Agreements, the Board of Trustees focused on information it had received relating to, among other things: (a) the nature, quality and extent of the advisory and other services to be provided to each Fund by Royce, (b) comparative data with respect to advisory fees paid by other funds with similar investment objectives, (c) the operating expenses and expense ratio of each Fund compared to funds with similar investment objectives, (d) the performance of each Fund as compared to such comparable funds, (e) the relative profitability of the arrangements to Royce, (f) information about the services to be performed and the personnel performing such services under the current Investment Advisory Agreements, (g) the general reputation and financial resources of Royce and Legg Mason, (h) compensation payable by each Fund to affiliates of Royce for other services and (i) Royce’s practices regarding the selection and compensation of brokers that execute portfolio transactions for the Funds and the brokers’ provision of brokerage and research services to Royce. The Board of Trustees was advised by separate legal counsel in connection with its review of the investment advisory arrangements of each Fund.

     At meetings held on June 10 and 11, 2004, the Trust’s Board of Trustees determined to approve the Investment Subadvisory Agreement between Royce and JHC Capital Management, LLC relating to Royce Technology Value Fund. In making these determinations, the Trustees considered the information outlined in the first paragraph above to the extent relevant in approving advisory agreements for this Fund.

PRINCIPAL HOLDERS OF SHARES

     As of April 15, 2005, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Premier Fund
Consultant Class

Martha B. Gudelsky TTEE		Record and
FBO Martha D. Gudelsky Revocable		Beneficial
Trust DTD 3/19/98
11900 Tech Rd.
Silver Spring, MD 20904

Royce Premier Fund
Financial Intermediary Class

UMB Bank NA		Record
Colonial Pipeline Company 401(k)
Investment Plan UA DTD 06/01/1999
c/o JPMC/AC Ret Attn 5500 TEAM
P.O. Box 419784
Kansas City, MO 64141-6784

Saxon and Co.		Record
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

JP Morgan Chase Bank TTEE		Record
FBO Info Tech Serv Inc
JP Morgan Retirement Plan Svcs
Attn: 5500 Team 9300 Ward Pkwy
Kansas City, MO 64114

Onedun		Record
218 W. Main Street
West Dundee, IL 60118-2109

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

JP Morgan Chase Bank TR		Record
ESI 401K Plan UA DTD 06/01/1998
c/o JPMC/AC Ret Attn 5500 TEAM
P.O. Box 419784
Kansas City, MO 64141-6784

UMB Bank NA TR TTE		Record
FBO Bentley Sys Inc PC
401K Plan
DTD 03/31/98 Attn 5500 TEAM
c/o JP Morgan Ret. Plan Services
P.O. Box 419784
Kansas City, MO 64141-6784

Royce Premier Fund
Institutional Class

Denison University		Record
100 W College St.
Granville, OH 43023-1100

Onedun		Record
218 W Main St.
West Dundee, IL 60118-2019

State Street Bank and Trust Co.		Record
FBO UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

Wachovia		Record
Wakemed Cash Balance Plan
U/A DTD 12/29/1987
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

Amsouth Bank		Record
Baptist Health Care Corp.
Pension Plan
P.O. Box 12790
Pensacola, FL 32591-2790

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122
Financial Intermediary Class

Saxon and Co.		Record
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Royce Micro-Cap Fund
Institutional Class

Denison University		Record
100 W College St.
Granville, OH 43023-1100

Pennsylvania Mutual Fund
Investment Class

Charles Schwab & Co., Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S For the Sole Benefit of		Record
its Customers
Attn Fund Administration #98820
4800 Deer Lake Dr. E Fl. 2
Jacksonville, FL 32246-6484

Laird Norton Trust Company C/F		Record
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1578

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Select Fund
Investment Class

Charles Schwab & Co., Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122

Irving W. Bailey II		Record and
P.O. Box 3242		Beneficial
Palm Beach, FL 33480

Charles M. Royce		Record and
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Royce TrustShares Fund
Consultant Class

Eleanor Slavinsky TR DTD 12/29/2001		Record and Beneficial
FBO Edward Slavinsky Jr.
State Street Bank & Trust Co. TTEE
804 Fielding Dr.
Red Lion, PA 17356-9227

Eleanor Slavinsky TR DTD 12/29/2001		Record and Beneficial
FBO Gail Mohip
State Street Bank & Trust Co. TTEE
802 Valley Hill Dr.
Brandon, FL 33510-3550

State Street Bank and Trust Co.		Record
Cust. for the 403B Plan of
Independent School Dist. 138
FBO Joan M. Streater
RR 3 Box 1018, 731 10th Avenue
N. Branch, MN 55056-9803

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Total Return Fund
Financial Intermediary Class

T Rowe Price Retirement Plan		Record
Services Inc FBO Marriott Small
Cap Stock Fund
4515 Painters Mill Rd.
Owings Mills, MD 21117-4903

Carn & Co A/C 930020300		Record
ABN AMRO Grp PS & Svg Pl.
Attn. Mutual Funds Star
P.O. Box 96211
Washington, D.C. 20090-6211

State Street Bank and Trust Co.		Record
TTEE
Hallmark Cards Inc.
A/C HZWK
226 Franklin Street
Boston, MA 02110-2807

SYAG		Record
C/o Stock Yards Bank TR Co
PO Box 34290
Louisville, KY 40232-4290

Royce Total Return Fund
Institutional Class

OBB Co.		Record
c/o Oak Brook Bank
Attn: Trust Dept.
1400 16th Street
Oak Brook, IL 60523-1306

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Planned Parenthood		Record
26 Bleecker Street
New York, NY 10012-2413

Pasadena Hospital Association Ltd		Record
Attn: General Accounting Dept.
100 W. California Blvd.
Pasadena, CA 91105-3010

Military Officers Assoc of America		Record
201 N Washington St.
Alexandria, VA 22314-2520

Pershing LLC		Record
P.O. Box 2052
Jersey City, NJ 07303-2052

Reho & Co.		Record
c/o M&T Trust Co.
P.O. Box 1377
Buffalo, NY 14240-1377

Royce Low-Priced Stock Fund
Investment Class

Charles Schwab & Co., Inc.		Record
101 Montgomery Street
San Francisco, CA 94104-4122

Fidelity Investments Institutional		Record
Operations Co. Inc. as Agent for
Certain Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1999

Royce Opportunity Fund
Investment Class

Charles Schwab & Co. Inc.		Record
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

The Northern Trust Co.		Record
Accenture LLP
P.O. Box 92956
Chicago, IL 60675-2956

Royce Opportunity Fund
Financial Intermediary Class

Mitra & Co.		Record
Attn. Exp
1000 N Water St. #14
Milwaukee, WI 53202-6648

New York Life Trust Company		Record
169 Lackawanna Avenue
Parsippany, NJ 07054-1007

MCB Trust Services		Record
Trustee
GE Cap Info Tech Solutions
EE Svgs
700 17th Street, Ste. 300
Denver, CO 80202-3531

JP Morgan Chase Bank TTEE		Record
FBO Perot Systems Corporation
Retirement Savings Plan
Dated 01/01/2004
P.O. Box 419784
Kansas City, MO 64141-6784

Saxon and Co.		Record
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

T Rowe Price Trust Co.		Record
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Opportunity Fund
Institutional Class

Northern Trust Co. Trustee		Record
FBO Kohler & Co. Subsidiaries
Master Retirement Trust
AC 22-16966
P.O. Box 92956
Chicago, IL 60675-2956

Suntrust Bank		Record
FBO Population Council Endow.
Attn. 70-06-100-7039829
P.O. Box 105870 Ctr. 3144
Atlanta, GA 30348-5870

Putnam Fiduciary Trust Co.		Record
TTEE FBO Unocal Savings Plan
Attn. DCPA Team 52219
1 Investors Way
Norwood, MA 02062-1584

US Bank National Assoc as		Record
Custodian for Arapahoe County
Retirement Pl
Attn. Mutual FDS AC 90792811
P.O. Box 1787
Milwaukee, WI 53201-1787

Winthrop University Hospital		Record
Pension Fund
259 First St
Mineola, NY 11501-3957

Royce Special Equity Fund
Investment Class

Charles Schwab & Co. Inc.		Record
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Special Equity Fund
Financial Intermediary Class

American Express Trust Company		Record
TTEE American Express Trust
Retirement Service Plans
50534 AXP Financial Ctr.
Minneapolis, MN 55474-0505

New York Life Trust Company		Record
169 Lackawanna Avenue
Parsippany, NJ 07054-1007

Royce Special Equity Fund
Institutional Class

Northern Trust Co. Trustee		Record
FBO Snap-On Collective Investment
A/C 22-80043
801 S. Canal St.
Chicago, IL 60607-4515

Guadi & Company		Record
c/o Deutsche Bk.
P.O. Box 9005
New York, NY 10256-0006

Lauer & Co. Partnership		Record
c/o The Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

Mac & Co.		Record
A/C MSWF4000372
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Deutsche Bank Securities Inc.		Record
FBO 906-20821-11
P.O. Box 1346
Baltimore, MD 21203-1346

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

New York Life Trust Company		Record
169 Lackawanna Avenue
Parsippany, NJ 07054-1007

Royce Value Fund
Investment Class

Charles M. Royce		Record and
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Karen Free Royce		Record and
67 Harbor Drive		Beneficial
Greenwich, CT 06830-7019

National Investor Services		Record
FBO 097-50000-19
55 Water Street, 32nd Floor
New York, NY 10041-3299

Charles M. Royce†		Record and
Chase Manhattan Bank as Agent for		Beneficial
Legg Mason/Royce
Attn. Debbie Demarco
450 West 33rd St., FL 15
New York, NY 10001-2697

Linda S. Kaplan		Record and
900 Stevens Ave.		Beneficial
Westfield, NJ 07090-1219

Royce Value Plus Fund
Investment Class

National Investor Services FBO		Record
097-50000-19
55 Water St. 32nd Floor
New York, NY 10041-0028

†Charles M. Royce has investment discretion and voting power over this account, which is beneficially owned by Mr. Royce and certain trusts for the benefit of family members of Mr. Royce.

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Technology Value Fund
Investment Class

Charles Schwab & Co., Inc.		Record
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce 100 Fund
Investment Class

The Beinecke Foundation Inc.		Record
8 Sound Shore Drive, Ste. 120
Greenwich, CT 06830-7242

Bruce Museum Inc.		Record
Special Program Fund
Museum Drive
Greenwich, CT 06830

Charles M. Royce		Record and
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive, Ste. 140
Greenwich, CT 06830-7242

Royce Family Investments LLC		Record and
8 Sound Shore Drive, Ste. 140		Beneficial
Greenwich, CT 06830-7242

Deborah Goodrich Royce		Record and
172 Indian Head Road		Beneficial
Greenwich, CT 06878-2623

Royce Discovery Fund
Investment Class

Royce Family Investments LLC		Record and
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles M. Royce		Record and
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7259

National Investor Services		Record
FBO 097-50000-19
55 Water Street, 32nd Floor
New York, NY 10041-3299

Royce & Associates, LLC		Record and
401K Plan		Beneficial
W. Whitney George TTEES
1414 Avenue of the Americas
New York, NY 10019-2514

Daniel O’Byrne or W. Whitney		Record and
George TTEES		Beneficial
Royce & Associates Inc. MPPP
FBO George Necakov
1414 Avenue of the Americas
New York, NY 10019-2514

Thomas W. Pettinger		Record and
Laurie D. Pettinger JT WROS		Beneficial
63 Sage Creek Rd.
Cody, WY 82414-9672

Royce Financial Services Fund
Investment Class

Charles M. Royce		Record and
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Family Investments LLC		Record and
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

     As of March 31, 2005, all of the trustees and officers of the Trust as a group beneficially owned approximately ___% of the outstanding shares of the Investment Class of Royce TrustShares Fund, approximately __% of the outstanding shares of the Investment Class of Royce Select Fund, approximately __% of the outstanding shares of the Investment Class of Royce Value Fund, approximately ___% of the outstanding shares of the Investment Class of Royce Value Plus Fund, approximately ___% of the outstanding shares of the Investment Class of Royce Technology Value Fund, approximately ___% of the Investment Class of Royce 100 Fund, approximately ____% of the Investment Class of Royce Discovery Fund, approximately __% of the Investment Class of Royce Financial Services Fund and approximately ___% of the outstanding shares of the Institutional Class of Royce Opportunity Fund. Except as noted above, the trustees and officers of the Trust as a group beneficially owned less than __% of the outstanding shares of each of the Funds and their respective classes.

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

     As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

     As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

Fund	Percentage Per Annum
of Fund’s Average Net Assets
Royce Premier Fund	1.00% of first $2,000,000,000,
Royce TrustShares Fund	.95% of next $2,000,000,000,
Royce Total Return Fund	.90% of next $2,000,000,000 and
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
1.25% of next $2,000,000,000,
1.20 of next $2,000,000,000 and
1.15% of any additional average net assets

Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets

Fund	Percentage Per Annum
of Fund’s Average Net Assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000 and
1.00% of any additional average net assets
.85% of any additional average net assets

Royce Technology Value Fund	1.50% of first $2,000,000,000,
1.45% of next $2,000,000,000,
1.40% of next $2,000,000,000 and
1.35% of any additional average net assets

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Premier, Royce Micro-Cap, Pennsylvania Mutual, Royce TrustShares, Royce Total Return, Royce Opportunity, Royce Special Equity and Royce 100 Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

     Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust’s Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

     As described in Royce Technology Value Fund’s Prospectus, Royce has entered into an Investment Subadvisory Agreement with JHC Capital Management, LLC (“JHC”) pursuant to which JHC manages the Fund’s assets and Royce pays a sub-investment advisory fee to JHC equal to 50% of the fee Royce collects from the Fund. Royce and JHC have agreed that the fee paid to JHC by Royce is reduced to 33-1/3% of the fee Royce collects from the Fund pursuant to an agreement under which Royce provides JHC access to certain research related data and services.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions.

     Under its Investment Advisory Agreement, Royce Select Fund pays Royce a performance fee. See “Management of the Fund" in Royce Select Fund’s Prospectus for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce’s obligation to pay the Fund’s ordinary operating expenses.


     For each of the three years ended December 31, 2002, 2003 and 2004, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Premier Fund
2002	$8,316,638	-
2003	12,029,867	-
2004	23,748,783	-

Royce Micro-Cap Fund
2002	4,130,666	788,085
2003	5,520,129	546,410
2004	7,893,618	529,993

Pennsylvania Mutual Fund
2002	$5,515,560	-
2003	7,208,253	-
2004	12,166,317	-

Royce Select Fund
2002	183,080	-
2003	518,521	-
2004	561,617	-

Royce TrustShares Fund
2002	312,495	-
2003	340,465	-
2004	470,206	-

Royce Total Return Fund
2002	8,174,088	-
2003	17,877,037	-
2004	35,296,542	-

Royce Low-Priced Stock Fund
2002	22,149,440	4,105,065
2003	28,609,165	4,485,476
2004	47,059,996	3,722,469

Royce Opportunity Fund
2002	7,275,515	-
2003	9,675,359	-
2004	18,018,729

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Special Equity Fund
2002	2,063,037	-
2003	5,192,165	-
2004	9,257,528

Royce Value Fund
2002	0	13,591
2003	0	22,909
2004	70,280	48,701

Royce Value Plus Fund
2002	26,215	14,690
2003	63,674	23,710
2004	776,239	-

Royce Technology Value Fund
2002	32,611	15,763
2003	718,026	-
2004	864,986	37,543

Royce 100 Fund
2003*	0	9,322
2004	0	47,373

Royce Discovery Fund
2003**	0	2,740
2004	0	24,035

Royce Financial Services Fund
2003***	0	0
2004	0	10,540

Royce Dividend Value Fund
2004****	0	7,918

__________________
*For the period from July 1, 2003 (commencement of operations) to December 31, 2003
**For the period from October 7, 2003 (commencement of operations) to December 31, 2003
***Commenced operations on December 31, 2003
****For the period from May 3, 2004 (commencement of operations) to December 31, 2004


DISTRIBUTION

     The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. (“NASD”).


     As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Premier Fund’s, Royce Micro-Cap Fund’s, Pennsylvania Mutual Fund’s, Royce TrustShares Fund’s, Royce Total Return Fund’s and Royce Special Equity Fund’s Consultant Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce TrustShares Fund’s, Royce Low-Priced Stock Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce Technology Value Fund’s, Royce 100 Fund’s, Royce Discovery Fund’s, Royce Financial Services Fund’s and Royce Dividend Value Fund’s Investment Classes’ respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Premier Fund’s, Royce Micro-Cap Fund’s, Royce TrustShares Fund’s, Royce Total Return Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s and Royce 100 Fund’s Financial Intermediary Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. No contingent deferred sales charge is imposed after the sixth year. None of the Funds’ Investment Classes, other than those for Royce TrustShares Fund, Royce Low-Priced Stock Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund, Class W or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.


     Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

     The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust’s Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

     The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

     The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

     The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

     While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.


     RFS has temporarily waived the distribution fees payable to it by the Investment Classes of Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund.

     For the fiscal year ended December 31, 2004, RFS received distribution fees from the Funds as follows:

	Net	Distribution
	Distribution	fees
	Fees	waived

Pennsylvania Mutual Fund - Consultant Class	$5,993,437	$-
Royce Micro-Cap Fund - Consultant Class	1,496,507	-
Royce Micro-Cap Fund -
Financial Intermediary Class	-	2,328
Royce Premier Fund - Consultant Class	142,457	-
Royce Premier Fund - Financial Intermediary Class	121,795	-
Royce Low-price Stock Fund – Investment Class	4,662,041	5,141,483
Royce Total Return Fund - Consultant Class	3,924,940	-
Royce Total Return Fund - Financial
Intermediary Class	484,289	-
Royce TrustShares Fund - Investment Class	71,562	24,073
Royce TrustShares Fund - Consultant Class	11,654	-
Royce TrustShares Fund - Consultant B Class	75,776	-
Royce Opportunity Fund -
Financial Intermediary Class	382,973	-
Royce Special Equity Fund - Consultant Class	171,486	-
Royce Special Equity Fund - Financial
Intermediary Class	22,300	-
Royce Value Fund – Investment Class	-	29,745
Royce Value Plus Fund – Investment Class	-	194,060
Royce Technology Value Fund – Investment Class	102,286	48,135
Royce 100 Fund – Investment Class	-	11,843
Royce Discovery Fund – Investment Class	-	6,009
Royce Financial Services Fund – Investment Class	-	2,635
Royce Dividend Value Fund – Investment Class	-	1,979

     For the fiscal year ended December 31, 2004, RFS paid Legg Mason Wood Walker, Incorporated, a subsidiary of Legg Mason (“Legg Mason Wood Walker”), on account of distribution, shareholder servicing and/or account maintenance activities relating to the Consultant Classes of the following funds as follows:

Pennsylvania Mutual Fund - Consultant Class	$4,398,463
Royce Micro-Cap Fund - Consultant Class	1,394,512
Royce Total Return Fund - Consultant Class	3,748,529
Royce Premier Fund - Consultant Class	123,964
Royce Special Equity Fund - Consultant Class	165,725
Royce TrustShares Fund - Consultant Class	8,267
Royce TrustShares Fund - Consultant B Class	536

     No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement

     Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street’s agent, Boston Financial Data Services, at 330 W. 9th Street, Kansas City, Missouri 64105 and at 2 Heritage Drive, Quincy, MA 02171.

     State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, whose address is 250 West Pratt Street, Suite 2100, Baltimore, MD 21201-2304, are the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.


PORTFOLIO TRANSACTIONS

     Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

     In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to portfolio company shareholder voting and performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

     Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts.

     Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

     Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

     From time to time the Funds may effect brokerage transactions on a securities exchange with Legg Mason Wood Walker and any other affiliated broker-dealers in accordance with the procedures and requirements set forth in Rule 17e-1 under the 1940 Act. The affiliated broker-dealers may not be used to effect brokerage transactions in Nasdaq or other over-the-counter securities. Although the Funds will not effect any principal transactions with any affiliated broker-dealers, they may purchase securities that are offered in certain underwritings in which an affiliated broker-dealer is a participant in accordance with the procedures and requirements set forth in Rule 10f-3 under the 1940 Act. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own or acquire substantial amounts of Legg Mason common stock.

     Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

     From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage.

     JHC, the sub-investment adviser for Royce Technology Value Fund, generally places its orders for the Fund’s portfolio through Royce. Although JHC may select the brokers who effect agency transactions for the Fund, it has agreed to follow policies, procedures and practices substantially similar to those of Royce described above when doing so.

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     During each of the three years ended December 31, 2002, 2003 and 2004, the Funds paid brokerage commissions as follows:

Fund	2002	2003	2004
Royce Premier Fund	$1,554,265	$1,699,977	$2,730,233
Royce Micro-Cap Fund	1,632,153	1,566,538	1,985,356
Pennsylvania Mutual Fund	1,978,004	1,948,758	3,064,803
Royce Select Fund	88,533	41,547	54,578
Royce TrustShares Fund	93,988	52,668	200,231
Royce Total Return Fund	1,521,250	2,848,443	3,203,297
Royce Low-Priced Stock Fund	7,692,344	6,640,530	8,969,330
Royce Opportunity Fund	4,094,899	5,888,706	7,212,255
Royce Special Equity Fund	999,605	668,942	726,765
Royce Value Fund	10,236	28,123	81,685
Royce Value Plus Fund	47,214	134,916	622,991
Royce Technology Value Fund	34,815	659,220	946,373
Royce 100 Fund*	-	4,004	26,775
Royce Discovery Fund**	-	2,592	18,119
Royce Financial Services Fund***	-	-	2,605
Royce Dividend Value Fund****	-	-	2,462

______________
*For the period from July 1, 2003 (commencement of operations) to December 31, 2003
**For the period from October 7, 2003 (commencement of Operations) to December 31, 2003
***Commenced operations on December 31, 2003
****Commenced operations on May 3, 2004

     During the year ended December 31, 2004, the Funds paid brokerage commissions to Legg Mason Wood Walker as set forth below. During the years ended December 31, 2002 and 2003, the Funds paid no brokerage commissions to Legg Mason Wood Walker. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.

Fund	2004
Royce Premier Fund	$27,675
Royce Micro-Cap Fund	31
Pennsylvania Mutual Fund	1,189
Royce Select Fund	310
Royce TrustShares Fund	1,624
Royce Total Return Fund	24,193
Royce Low-Priced Stock Fund	2,250
Royce Opportunity Fund	0
Royce Special Equity Fund	0
Royce Value Fund	0
Royce Value Plus Fund	0
Royce Technology Value Fund	0
Royce 100 Fund	279
Royce Discovery Fund	0
Royce Financial Services Fund	45
Royce Dividend Value Fund*	45

_______________
*For the period from May 3, 2004 (commencement of operations) to December 31, 2004

     For the year ended December 31, 2004, the brokerage commissions paid to Legg Mason Wood Walker by the Funds represented the following percentages of the Funds’ aggregate brokerage commissions and of the Funds’ aggregate dollar amount of transactions involving the payment of commissions.

Fund	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Transactions

Royce Premier Fund	1.01%	.87%
Royce Micro-Cap Fund	.00%	.00%
Pennsylvania Mutual Fund	.04%	.03%
Royce Select Fund	.57%	.83%
Royce TrustShares Fund	.81%	1.45%
Royce Total Return Fund	.76%	.88%
Royce Low-Priced Stock Fund	.03%	.02%
Royce Opportunity Fund	-	-
Royce Special Equity Fund	-	-
Royce Value Fund	-	-

Royce Value Plus Fund	-	-
Royce Technology Value Fund	-	-
Royce 100 Fund	1.04%	1.04%
Royce Discovery Fund	-	-
Royce Financial Services Fund	1.73%	2.18%
Royce Dividend Value Fund	1.83%	2.05%

     During the years ended December 31, 2002, 2003 and 2004, the Funds did not engage in any principal transactions with Legg Mason Wood Walker. [The Funds do not effect any principal transactions with Legg Mason Wood Walker and may engage in brokerage transactions with it only as permitted by SEC rules. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own substantial amounts of Legg Mason common stock.]

     During the year ended December 31, 2004, the Funds also paid brokerage commissions to Howard, Weil, Labouisse, Friedrichs Inc. (“Howard Weil”), another subsidiary of Legg Mason, as set forth below. During the years ended December 31, 2002 and 2003, the Funds paid no brokerage commissions to Howard, Weil, Labouisse, Friedrichs, Inc. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.

Fund	2004
Royce Premier Fund	$6,750
Royce Micro-Cap Fund	0
Pennsylvania Mutual Fund	0
Royce Select Fund	0
Royce TrustShares Fund	0
Royce Total Return Fund	5,302
Royce Opportunity Fund	0
Royce Special Equity Fund	0
Royce Value Fund	0
Royce Value Plus Fund	0
Royce Technology Value Fund	0
Royce 100 Fund	0
Royce Discovery Fund	0
Royce Financial Services Fund	0
Royce Dividend Value Fund*	0

_______________
*For the period from May 3, 2004 (commencement of operations) to December 31, 2004

     For the year ended December 31, 2004, the brokerage commissions paid to Howard Weil by the Funds represented the following percentages of the Funds’ aggregate brokerage commissions and of the Funds’ aggregate dollar amount of transactions involving the payment of commissions.

Fund	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Transactions

Royce Premier Fund	.25%	.33%
Royce Micro-Cap Fund	-	-
Pennsylvania Mutual Fund	-	-
Royce Select Fund	-	-
Royce Trust & GiftShares Fund	-	-
Royce Total Return Fund	.17%	.10%
Royce Low-Priced Stock Fund	-	-
Royce Opportunity Fund	-	-
Royce Special Equity Fund	-	-
Royce Value Fund	-	-
Royce Value Plus Fund	-	-
Royce Technology Value Fund	-	-
Royce 100 Fund	-	-
Royce Discovery Fund	-	-
Royce Financial Services Fund	-	-
Royce Dividend Value Fund	-	-

     During the years ended December 31, 2002, 2003 and 2004, the Funds did not engage in any principal transactions with Howard Weil. The Funds do not effect any principal transactions with Howard Weil and may engage in brokerage transactions with it only as permitted by SEC rules.

     For the year ended December 31, 2004, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

Fund	Aggregate Amount of Brokerage Transactions Having a Research Component	Commissions Paid For Such Transactions
Royce Premier Fund	$1,188,461,416	$2,379,404
Royce Micro-Cap Fund	271,890,340	1,500,543
Pennsylvania Mutual Fund	749,497,246	2,271,995
Royce Select Fund	15,213,695	42,291
Royce TrustShares Fund	51,419,505	159,333
Royce Total Return Fund	1,270,491,222	2,412,796
Royce Low-Priced Stock Fund	2,100,026,547	7,697,105
Royce Opportunity Fund	1,325,836,476	5,303,949
Royce Special Equity Fund	287,441,038	488,912
Royce Value Fund	29,232,377	69,275
Royce Value Plus Fund	149,736,534	515,500

Fund	Aggregate Amount of Brokerage Transactions Having a Research Component	Commissions Paid For Such Transactions
Royce Technology Value Fund	137,175,190	805,885
Royce 100 Fund	8,462,507	21,174
Royce Discovery Fund	2,403,964	10,525
Royce Financial Services Fund	809,226	1,585
Royce Dividend Value Fund	975,863	2,043

CODE OF ETHICS AND RELATED MATTERS

     Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans, (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control or (iii) they first obtain permission to trade from Royce’s Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

     Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

     As of March 31, 2005, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $___ million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $___ million.

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     JHC has adopted a Code of Ethics that contains standards and procedures for regulating personal securities transactions of its members, managers, officers and employees.

PROXY VOTING POLICIES AND PROCEDURES

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     Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board of Trustees of the Funds has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

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     Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer’s board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

     In furtherance of Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

     The Board of Trustees of the Funds has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

     It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by the Funds’ Chief Compliance Officer, no portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

     No earlier than the first week of the second month of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the next quarter-end portfolio holdings schedules. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website ______________. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on both the Funds’ website and on the website of the Securities and Exchange Commission at http://www.sec.gov.

     All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

     From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if 1) more current information is necessary in order for the third party to complete its task and 2) the third party has agreed in writing to keep the information confidential.

     Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into a formal confidentiality agreements with the broker-dealers. Also, the Funds’ Board of Trustees, officers and certain Fund and Royce & Associates employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce & Associates to keep such information confidential.

     Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if it could in Royce & Associate’s judgment be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

     General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to this Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the Investment Company Act of 1940).

     Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q, Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas.

Prohibitions on Receipt of Compensation or Other Compensation

     The Policies and Procedures prohibit the Funds, Royce & Associates and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce & Associates or by any of its affiliated persons.

     At the present time, the Funds have ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

State Street Bank and Trust Company – Information is provided daily with no time lag.
PricewaterhouseCoopers – Information is provided as needed with no time lag.
[Add list of other Service Providers]

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PRICING OF SHARES BEING OFFERED

     The purchase and redemption price of each Fund’s shares is based on the Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

     As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTIONS IN KIND

     Conditions may arise in the future which would, in the judgment of the Trust’s Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust’s net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

TAXATION

     Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

     By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

     The Internal Revenue Service (the “IRS”) will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

     Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

     Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to “pass through” such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

     If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

     In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, the resulting gain or loss generally is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

     Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

     For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, except that distributions of qualifying dividends from domestic corporations and qualified foreign corporations are taxable at 15% (5% for 10% and 15% rate taxpayers). Ordinary income generally cannot be offset by capital losses. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for a corporate shareholder may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund or the corporate shareholder’s Fund shares are treated as debt-financed or are deemed to have been held for fewer than 46 days, during a 90 day period beginning 45 days before and ending 45 days after the Fund is entitled to receive such dividends, or under other generally applicable statutory limitations.

     So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate U.S. shareholders. Such long-term capital gains are generally taxed at a maximum marginal Federal income tax rate of 15%. The reduced federal income tax rates for qualified dividend income and long term capital gains are scheduled to apply through 2008.

     Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

     A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

     The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

     Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

     Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities are subject to 28% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.

Timing of Purchases and Distributions

     At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

     Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Gains for non-corporate shareholders will be taxed at a maximum marginal Federal income tax rate of 15% for shares held for more than 12 months, and, currently, 35% (ordinary income rate) for shares held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. For regular corporations, the maximum Federal tax rate on all income is 35%. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

* * *

     The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

     Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

Royce TrustShares Fund

     Gift Taxes

     An investment in Royce TrustShares Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the year.

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     If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $_____) to the same individual during that year, (ii) the Donor and his or her spouse elects to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

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     If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

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     No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable credit for gift tax purposes (currently $________). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable credit for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. All gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

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     The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of those that do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

     Generation-Skipping Transfer Taxes

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     If the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax (“GST tax”). These gifts will now be protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants exceed the GST tax exemption (currently, $_________ for 2005 and increasing in uneven stages to $3,500,000 in 2009). The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently __% in 2005 and dropping 1% each year thereafter until it reaches 45% in 2007). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. Whether, and the extent to which, a gift through a GiftShare trust account will qualify for the Federal annual gift tax exclusion will depend upon the option selected and other gifts that the Donor and his or her spouse may have made during the year. See “Gift Taxes” above.

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     Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

     Income Taxes

     The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, [35%] and [15%,] respectively).

     Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the

Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

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     If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 35%), but at a much lower taxable income level (for 2005, $_____) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 15%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

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     When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

     Consultation With Qualified Tax Adviser

     Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce TrustShares Fund.

DESCRIPTION OF THE TRUST

Trust Organization

     The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of its Board of Trustees.

     The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Ten Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter.

     Royce Opportunity Fund offers three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class. Royce Premier Fund and Royce Total Return Fund offer five classes of shares, Investment Class, Class W, Institutional Class, Financial Intermediary Class and Consultant Class, Royce Micro-Cap Fund and Royce Special Equity Fund offer four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class. Pennsylvania Mutual Fund offers two classes of shares, an Investment Class and a Consultant Class. Royce TrustShares Fund offers five classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class, a Consultant Class and a Consultant B Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

     Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund.

     On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

     Each of the Trustees currently in office was elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

     The trustee of the Royce TrustShares Fund trusts will send notices of meetings of Royce TrustShares Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Trust & GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Trust & GiftShares Fund shares for which proxies are returned.

     Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

     Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PERFORMANCE DATA

     The Funds’ performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund’s share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund’s shares when redeemed may be more or less than their original cost.

Total Return Calculations

     Total returns quoted reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund’s net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     In addition to average annual total returns, a Fund’s cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

     The following table shows certain of the Funds’ total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds’ total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor’s 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds’ total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds’ total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

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Fund	Period Ended December 31, 2004	Russell 2000	S&P 500

Royce Premier Fund (Investment Class)
1 Year Total Return	22.82%	18.33%	10.88%
5 Year Average Annual Total Return	15.08	6.61	-2.29
10 Year Average Annual Total Return	14.75	11.54	12.07

Royce Premier Fund (Financial Intermediary Class)
1 Year Total Return	22.52%	18.33%	10.88%
Average Annual Total Return since 9-3-02	26.91	27.80	16.91
(commencement of operations)

Royce Premier Fund (Institutional Class)
1 Year Total Return	22.96%	18.33%	10.88%
Average Annual Total Return since 9-17-02	26.78	28.26	17.43
(commencement of operations)

Royce Premier Fund (Consultant Class)
1 Year Total Return	21.27%	18.33%	10.88%
Average annual Total Return Since 6-2-03	28.65	29.14	17.35
(commencement of operations)

Royce Micro-Cap Fund (Investment Class)
1 Year Total Return	15.78%	18.33%	10.88%
5 Year Average Annual Total Return	17.07	6.61	-2.29
10 Year Average Annual Total Return	15.27	11.54	12.07

Royce Micro-Cap Fund (Consultant Class)
1 Year Total Return	14.62%	18.33%	10.88%
5 Year Average Annual Total Return	15.94	6.61	-2.29
Average Annual Total Return since 5-1-98	11.09	5.88	2.83
(commencement of sale of Consultant Class
shares)

Royce Micro-Cap Fund (Financial Intermediary Class)
1 Year Total Return	15.73%	18.33%	10.88%
Average Annual Total Return since 8-30-02	27.39	25.99	14.77
(commencement of operations)

Royce Micro-Cap Fund (Institutional Class)
1 Year Total Return	15.97%	18.33%	10.88%
Average Annual Total Return since 10-14-03	19.01	19.52	14.54
(commencement of operations)

Fund	Period Ended December 31, 2004		Russell 2000	S&P 500

Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return	20.23%		18.33%	10.88%
5 Year Average Annual Total Return	16.49		6.61	-2.29
10 Year Average Annual Total Return	14.77		11.54	12.07

Pennsylvania Mutual Fund (Consultant Class)
1 Year Total Return	19.14%		18.33%	10.88%
5 Year Annual Average Total Return	15.45		6.61	-2.29
Average Annual Total Return since 6-18-97	12.91		8.31	5.68
(commencement of sale of Consultant Class
shares)

Royce Select Fund (Investment Class)
1 Year Total Return	16.70	%*	18.33%	10.88%
5 Year Average Annual Total Return	16.36		6.61	-2.29
Average Annual Total Return since 11-18-98	20.39		10.07	2.45
(commencement of operations)

Royce TrustShares Fund (Investment Class)
1 Year Total Return	17.95	%**	18.33%	10.88%
5 Year Average Annual Total Return	12.65		6.61	-2.29
Average Annual Total Return since 12-27-95	19.19		9.86	9.56
(commencement of operations)

Royce TrustShares Fund (Consultant Class)
1 Year Total Return	16.73	%***	18.33%	10.88%
Average Annual Total Return since 12-7-01	9.90		11.80	3.23
(commencement of sale of Consultant Class
shares)

Royce Total Return Fund (Investment Class)
1 Year Total Return	17.52%		18.33%	10.88%
5 Year Average Annual Total Return	15.56		6.61	-2.29
10 Year Average Annual Total Return	15.75		11.54	12.07

Royce Total Return Fund (Financial Intermediary Class)
1 Year Total Return	17.38%		18.33%	10.88%
Average Annual Total Return since 1-3-02	14.05		10.97	3.08
(commencement of operations)
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*Net of redemption fee (19.08% before fee) **Net of redemption fee (20.35% before fee) ***Net of redemption fee (19.11% before fee)

Fund	Period Ended December 31, 2004	Russell 2000	S&P 500

Royce Total Return Fund (Institutional Class)
1 Year Total Return	17.78%	18.33%	10.88%
Average Annual Total Return since 3-4-03	30.49	40.72	25.81
(commencement of operations)

Royce Low-Priced Stock Fund (Investment Class)
1 Year Total Return	13.64%	18.33%	10.88%
5 Year Average Annual Total Return	16.26	6.61	-2.29
10 Year Average Annual Total Return	17.63	11.54	12.07
Royce Opportunity Fund (Investment Class)
1 Year Total Return	17.51%	18.33%	10.88%
5 Year Average Annual Total Return	18.84	6.61	-2.29
Average Annual Total Return since 11-19-96	19.27	9.48	7.87
(commencement of operations)

Royce Opportunity Fund (Financial Intermediary Class)
1 Year Total Return	17.22%	18.33%	10.88%
Average Annual Total Return since 5-22-00	17.17	8.67	-1.56
(commencement of operations)

Royce Opportunity Fund (Institutional Class)
1 Year Total Return	17.57%	18.33%	10.88%
Average Annual Total Return since 12-12-01	20.05	12.30	3.87
(commencement of operations)

Royce Special Equity Fund (Investment Class)
1 Year Total Return	13.91%	18.33%	10.88%
5 Year Average Annual Total Return	20.59	6.6.1	-2.29
Average Annual Total Return since 5-1-98	12.13	5.88	2.83
(commencement of operations)

Royce Special Equity Fund (Consultant Class)
1 Year Total Return	12.66%	18.33%	10.88%
Average annual Total Return since 6-2-03	20.92	29.14	17.35%
(commencement of operations)

Royce Special Equity Fund (Institutional Class)
1 Year Total Return	13.97%	18.33%	10.88%
Average Annual Total Return since 7-25-03	20.79	27.15	16.44
(commencement of operations)

Fund	Period Ended December 31, 2004	Russell 2000	S&P 500

Royce Special Equity Fund (Financial Intermediary Class)
1 Year Total Return	13.66%	18.33%	10.88%
Average Annual Total Return since 10-2-03	20.36	24.37	16.79
(commencement of operations)

Royce Value Fund (Investment Class)
1 Year Total Return	30.94%	18.33%	10.88%
Average Annual Total Return since 6-14-01	18.78	9.43	1.50
(commencement of operations)

Royce Value Plus Fund (Investment Class)
1 Year Total Return	28.19%	18.33%	10.88%
Average Annual Total Return since 6-14-01	27.78	9.43	1.50
(commencement of operations)

Royce Technology Value Fund (Investment Class)
1 Year Total Return	-9.64%	18.33%	10.88%
Average Annual Total Return since 12-31-01	14.26	11.47	3.59
(commencement of operations)

Royce 100 Fund (Investment Class)
1 Year Total Return	27.24%	18.33%	10.88%
Average Annual Total Return since 6-30-03	25.50	29.61	17.69
(commencement of operations)

Royce Discovery Fund
1 Year Total Return	13.35%	18.33%	10.88%
Average Annual Total Return since 10-3-03	22.83	22.65	15.59
(commencement of operations)

Royce Financial Services Fund	15.08%	18.33%	10.88%
1 Year Total Return	15.08	18.33	10.88
Average Annual Total Return since 12-31-03
(commencement of operations)

Royce Dividend Value Fund
Cumulative Total Return since 5-3-04	13.00%	16.16	9.76
(commencement of operations)

     During the applicable period ended December 31, 2004, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Value of
Fund/Period Commencement Date	Hypothetical Investment at December 31, 2004*
Royce Premier Fund (12-31-91)	$56,338
Royce Micro-Cap Fund (12-31-91)	68,673
Pennsylvania Mutual Fund (12-31-79)	301,574
Royce Select Fund (11-18-98)	31,153
Royce TrustShares Fund (12-27-95)	48,708
Royce Total Return Fund (12-15-93)	45,365
Royce Low-Priced Stock Fund (12-15-93)	52,347
Royce Opportunity Fund (11-19-96)	41,836
Royce Special Equity Fund (5-1-98)	21,467
Royce Value Fund (6-14-01)	18,423
Royce Value Plus Fund (6-14-01)	23,881
Royce Technology Value Fund (12-31-01)	14,368
Royce 100 Fund (6-30-03)	14,080
Royce Discovery Fund (10-3-03)	12,921
Royce Financial Services Fund (12-31-03)	11,508
Royce Dividend Value Fund (5-3-04)	11,300

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*Represents Investment Class results.

     The Funds’ performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (“Lipper”), an independent service that monitors the performance of registered investment companies. The Funds’ rankings by Lipper for the one year period ended December 31, 2004, were:

Fund	Lipper Ranking*

Royce Premier Fund	88 out of 565 small-cap core funds
Royce Micro-Cap Fund	393 out of 565 small-cap core funds
Pennsylvania Mutual Fund	206 out of 565 small-cap core funds
Royce TrustShares Fund	205 out of 565 small-cap core funds
Royce Total Return Fund	330 out of 565 small-cap core funds
Royce Low-Priced Stock Fund	487 out of 565 small-cap core funds
Royce Opportunity Fund	180 out of 231 small-cap value funds
Royce Select Fund	266 out of 565 small-cap core funds
Royce Special Equity Fund	214 out of 231 small-cap value funds
Royce Value Fund	8 out of 565 small-cap core funds
Royce Value Plus Fund	22 out of 565 small-cap core funds
Royce Technology Value Fund	292 out of 305 specialty, science & technology funds
Royce 100 Fund	25 out of 565 small-cap core funds
Royce Dividend Value Fund	38 out of 237 small-cap core funds

__________________
*Represents Investment Class results.

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Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

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     The Lipper General Equity Funds Average can be used to show how the Funds’ performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 2004, the average included 2,090 large-cap funds, 1,729 multi-cap funds, 1,116 mid-cap funds, 1,381 small-cap funds, 178 S &P 500 funds, 244 equity income funds and 126 specialty equity funds.

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     Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds’ performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

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     The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. Micro-Cap Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of December 31, 2004, DFA U.S. Micro-Cap Fund contained approximately 2,500 stocks, with a weighted average market capitalization of about $419 million.

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     The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index’s performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 2004, the weighted mean market value of a company in this Index was approximately $763 million.

     The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago’s Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

     Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

     From time to time, in reports and promotional literature, the Funds’ performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER’s, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON’s, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.


     Morningstar, Inc.’s Risk/Reward ratings (Sharpe Ratio) may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 2004, the average Sharpe Ratio for the 6,387 domestic equity funds rated by Morningstar with a three-year history was 0.21 and the average score for the 1,064 small company objective funds rated by Morningstar with a three-year history was 0.43. For the three years ended December 31, 2004, the scores for the Funds with a three-year history, and their ranks within Morningstar’s equity funds category and its small company category were as follows:

	Morningstar	Percentile Rank* within Morningstar Category of
Fund	Sharpe Ratio	Equity Funds	Small Company Funds

Premier	0.91	3%	9%
(Investment Class)

Micro-Cap	0.61	13%	34%
(Investment Class)

Pennsylvania Mutual	0.79	6%	16%
(Investment Class)

	Morningstar	Percentile Rank* within Morningstar Category of
Fund	Sharpe Ratio	Equity Funds	Small Company Funds

Trust & GiftShares	0.47	21%	48%
(Investment Class)

Total Return	0.99	2%	5%
(Investment Class)

Low-Priced Stock	0.45	23%	51%
(Investment Class)

Royce Opportunity	0.62	12%	32%
(Investment Class)

Royce Special Equity	1.28	1%	1%
(Investment Class)

Royce Select Fund	0.63	11%	31%
(Investment Class)

Royce Value Fund	0.59	13%	37%
(Investment Class)

Royce Value Plus Fund	0.84	5%	13%
(Investment Class)

Royce Technology	0.42	24%	N/A
Value Fund
(Investment Class)

__________________
* Represents a Fund’s ranking within Morningstar category with 1 percentile representing the lowest risk score and 100 percentile representing the highest risk score.

     Morningstar also ranks Funds within each of its categories according to their relative total return performance and Fund advertisements and sales material may reference these rankings. The Funds’ performances may also be compared to those of other compilations or indices.

     Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

     The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

     Quantitative measures of “total risk,” which quantify the total variability of a portfolio’s returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen’s Alpha and Morningstar’s star rating system.

     Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund’s historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund’s average monthly total return, the fund’s monthly total returns have been over the prior period.

     Return Efficiency. This is a measure of a fund’s risk adjusted return and is calculated by dividing a fund’s average annual total return by its annualized standard deviation over a designated time period.

     Beta. Beta measures the sensitivity of a security’s or portfolio’s returns to the market’s returns. It measures the relationship between a fund’s excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market’s beta is by definition equal to 1. Portfolios with betas greater than 1 have experienced returns with greater correlation to the overall market, and portfolios with betas less than 1 have experienced returns with less correlation to the overall market.

     Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund’s average return in excess of the risk-free rate of return (“average excess return”) to the standard deviation of the fund’s excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

     Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund’s average excess return to the fund’s beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     Jensen’s Alpha. This is the difference between a fund’s actual returns and those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen’s Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds’ three-, five- and ten-year average annual returns (when available). Funds’ returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

     None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund’s performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

EXHIBIT A

June 5, 2003

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have directly or indirectly delegated proxy voting authority to Royce. The Boards of Trustees/Directors of The Royce Funds have delegated all proxy voting decisions to Royce.

Receipt of Proxy Material. Under the continuous oversight of the Head of Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce’s Librarian

Voting of Proxies. Once proxy material has been logged in by Royce’s Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management.” The Head of Administration, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce’s Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from “Proxy Master” (a service provided by Institutional Shareholder Services), the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.	From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Administrative Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different Royce portfolio managers. The Head of Administration maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration allowing such differing votes. The Head of Administration performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.	There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting, poison pills, etc. Royce’s portfolio managers decide these issues on a case-by-case basis as described above.

c.	A Royce portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

Custodian banks are authorized to release all shares held for Royce client account portfolios to Automated Data Processing Corporation (“ADP”) for voting, utilizing ADP’s “Proxy Edge” software system. Substantially all portfolio companies utilize ADP to collect their proxy votes. However, for the limited number of portfolio companies that do not utilize ADP, Royce attempts to register at least a portion of its clients holdings as a physical shareholder in order to ensure its receipt of a physical proxy.

Under the continuous oversight of the Head of Administration, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to ADP using Proxy Edge as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a

Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Head of Administration by the designated Administrative Assistant, who then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Institutional Shareholder Services). The Head of Administration maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Proxy Edge system. Copies of all physically executed proxy cards, all proxy statements and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce’s Librarian.

SCHEDULE FOR COMPUTATION OF
PERFORMANCE QUOTATIONS PROVIDED IN ITEM 21

           This Schedule illustrates the growth of a $1,000 initial investment in each Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in this Registration Statement in response to Item 21 to the following total return formula:

P(1+T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

	ERV	=	ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Premier Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .2282)[1] = $1,228 ERV

(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1508)[5] = $2,018 ERV

(c)	ERV of a $1,000 investment for the ten (10) year period ended December 31, 2004:

$1,000 (1+ .1475)[10] = $3,958 ERV

Royce Premier Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

1 year = 1,000 (1+ .2296)[1] = $1,230

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on September 17, 2002 through December 31, 2004:

$1,000 (1+ .2678)2.2904 = $1,722 ERV

Royce Premier Fund (Financial Intermediary Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

1 year = 1,000 (1+ .2252)[1] = $1,225

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on September 3, 2002 through December 31, 2004:

$1,000 (1+ .2691)2.3288 = $1,742 ERV

Royce Premier Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

1 year = 1,000 (1+ .2127)[1] = $1,213

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 2, 2003 through December 31, 2004:

$1,000 (1+ .2865)1.5836 = $1,490 ERV

Royce Micro-Cap Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1578)[1] = $1,158 ERV

(b)	5 Year ERV of a $1,000 investment for the five year ended December 31, 2004:

$1,000 (1+ .1707)[5] = $2,199 ERV

(c)	ERV of a $1,000 investment for the ten (10) year period ended December 31, 2004:

$1,000 (1+ .1527)[10] = $4,143 ERV

2

Royce Micro-Cap Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1462)[1] = $1,146 ERV

(b)	5 Year ERV of a $1,000 investment for the five year ended December 31, 2004:

1,000 (1+ .1594)[5] = $2,095 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 1, 1998 through December 31, 2004:

$1,000 (1+ .1108)6.6740 = $2,016 ERV

Royce Micro-Cap Fund (Financial Intermediary Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1573)[1] = $1,157 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on August 30, 2002 through December 31, 2004:

$1,000 (1+ .2739)2.3397 = $1,762 ERV

Royce Micro-Cap Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1573)[1] = $1,157 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on November 6, 2003 through December 31, 2004:

$1,000 (1+ .2739)2.3397 = $1,762 ERV

3

Royce Low-Priced Stock Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1364)[1] = $1,136 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2004:

$1,000 (1+ .1626)[5] = $2,124 ERV

(c)	ERV of a $1,000 investment for the 10-year period ended December 31, 2004:

$1,000 (1+ .1763)[10] = $5,072 ERV

Royce Total Return Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1752)[1] = $1,175 ERV

(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2004:

$1,000 (1+ .1556)[5] = $2,060 ERV

(c)	ERV of a $1,000 investment for the 10-year period ended December 31, 2004:

$1,000 (1+ .1575)[10] = $4,360 ERV

Royce Total Return Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1635)[1] = $1,164 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on October 16, 2001 through December 31, 2004:

4

$1,000 (1+ .1579)3.2110 = $1,601 ERV

Royce Total Return Fund (Financial Intermediary Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1738)[1] = $1,174 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on January 3, 2003 through December 31, 2004:

$1,000 (1+ .1405)2.9945 = $1,482 ERV

Royce Total Return Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1738)[1] = $1,174 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on March 4, 2003 through December 31, 2004:

$1,000 (1+ .1405)2.9945 = $1,482 ERV

Pennsylvania Mutual Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .2023)[1] = $1,202 ERV

(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1649)[5] = $2,145 ERV

(c)	10 Year ERV of a $1,000 investment for the ten (10) year period ended December 31, 2004:

$1,000 (1+ .1477)[10] = $3,964 ERV

5

Pennsylvania Mutual Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1914)[1] = $1,191 ERV

(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1545)[5] = $2,051 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on June 17, 1997 through December 31, 2004:

$1,000 (1+ .1291)7.5452 = $2,499 ERV

6

Royce Trust & GiftShares Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .2035)[1] = $1,204 ERV

(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1265)[5] = $1,814 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on December 27, 1995 through December 31, 2004:

$1,000 (1+ .1919)9.0192 = $4,871 ERV

Royce Trust & GiftShares Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1911)[1] = $1,191 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 7, 2001 through December 31, 2004:

$1,000 (1+ .9.90)3.0685 = $1,336 ERV

Royce Opportunity Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1751)[1] = $1,175 ERV

(b)	5 year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1884)[5] = $2,371 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception

7

on November 19, 1996 through December 31, 2004:

$1,000 (1+ .1927)8.1205 = $4,183 ERV

Royce Opportunity Fund (Financial Intermediary Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1722)[1] = $1,172 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on May 22, 2000 through December 31, 2004:

1,000 (1+ .1717)4.6137 = $2,077 ERV

Royce Opportunity Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1757)[1] = $1,176 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 12, 2001 through December 31, 2004:

1,000 (1+ .2005)3.0548 = $1,748 ERV

Royce Special Equity Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1391)[1] = $1,139 ERV

(b)	5 year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .2059)[5] = $2,550 ERV

(c)	ERV of a $1,000 investment for the period from the Fund’s inception on May 1, 1998 through December 31, 2004:

8

$1,000 (1+ .1213)6.6740 = $2,147 ERV

Royce Special Equity Fund (Consultant Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1266)[1] = $1,127 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 2, 2003 through December 31, 2004:

$1,000 (1+ .2092)1.5836 = $1,351 ERV

9

Royce Special Equity Fund (Institutional Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1397)[1] = $1,140 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on July 25, 2003 through December 31, 2004:

$1,000 (1+ .2079)1.4384 = $1,312 ERV

Royce Special Equity Fund (Financial Intermediary Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1366)[1] = $1,137 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on October 2, 2003 through December 31, 2004:

$1,000 (1+ .2036)1.2493 = $1,261 ERV

Royce Select Fund (Investment Class)

(a)	1 Year Ending Redeemable Value (“ERV”) of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1908)[1] = $1,191 ERV

(b)	5 year ERV of a $1,000 investment for the five (5) year period ended December 31, 2004:

$1,000 (1+ .1636)[5] = $2,1333 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on November 18, 1998 through December 31, 2004:

$1,000 (1+ .2039)6.1233 = $3,115 ERV

10

Royce Value Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .3094)[1] = $1,309 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 14, 2001 through December 31, 2004:

$1,000 (1+ .1878)3.5507 = $1,842 ERV

Royce Value Plus Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .2819)[1] = $1,282 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 14, 2001 through December 31, 2004:

$1,000 (1+ .2778)3.5507 = $2,388 ERV

Royce Technology Value Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1-.0994)[1] = $904 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2001 through December 31, 2004:

$1,000 (1+ .1426)3.0027 = $1,492 ERV

11

Royce 100 Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .2724)[1] = $1,272 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on June 30, 2003 through December 31, 2004:

$1,000 (1+ .2549)1.5068 = $1,408 ERV

Royce Discovery Fund (Investment Class)

(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2004:

$1,000 (1+ .1335)[1] = $1,134 ERV

(b)	ERV of a $1,000 investment for the period from the Fund’s inception on October 3, 2003 through December 31, 2004:

$1,000 (1+ .2282)1.2466 = $1,292 ERV

Royce Financial Services Fund (Investment Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on December 31, 2003 through December 31, 2004:

$1,000 (1+ .1508)[1] = $1,151 ERV

Royce Dividend Value Fund (Investment Class)

(a)	ERV of a $1,000 investment for the period from the Fund’s inception on May 3, 2004 through December 31, 2004:
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12

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PART C - OTHER INFORMATION

Item 22.		Exhibits:

The exhibits required by Items (a) through (c), (e) through (m) and (o), to the extent applicable to the Registrant, have been filed with Registrant’s initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 38, 40, 41, 42, 43, 46, 47, 48, 51, 52, 53, 54, 55, 56, 57, 58, 59, 60, 61, 62, 63, 64, 65, 66 and 67 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, 58, 59, 60, 61, 62 63, 64, 65, 66, 67, 68 and 69, and are incorporated by reference herein.

(d)	Amendment to Investment Advisory Agreement between The Royce Fund (Royce Premier Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Micro-Cap Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Low-Priced Stock Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (RoyceTrustShares Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Total Return Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Opportunity Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Special Equity Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Value Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Value Plus Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Technology Value Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Discovery Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC, dated July 1, 2004.
Amendment to Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC, dated July 1, 2004.

(n)	Rule 18f-3 Plan for Pennsylvania Mutual Fund, as amended as of December 2, 2004.
Rule 18f-3 Plan for Royce Premier Fund, as amended as of December 2, 2004.
Rule 18f-3 Plan for Royce Micro-Cap Fund, as amended as of December 2, 2004.
Rule 18f-3 Plan for Royce Total Return Fund, as amended as of December 2, 2004.
Rule 18f-3 Plan for Royce TrustShares Fund, as amended as of December 2, 2004.
Rule 18f-3 Plan for Royce Special Equity Fund, as amended as of December 2, 2004.

	(p)	Code of Ethics for The Royce Funds and The Royce Companies, as amended as of February 1, 2005.

Item 23. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 24. Indemnification

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(a) Article IX of the Trust Instrument of the Registrant provides as follows:

"ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a)                 Subject to the exceptions and limitations contained in Section 2(b) below:

(i)                 Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)                 The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)                 No indemnification shall be provided hereunder to a Covered Person:

(i)                 Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii)                 In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)                 The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)                  Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

(b)(1)               Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

"8. Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

(b)(2)               Paragraph 7 of the Investment Subadvisory Agreement between Royce & Associates and JHC Capital Management, LLC provides as follows:

"7. Liability and Indemnification.
(a)	The Subadviser shall not be liable to the Adviser for any action taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series, and the Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series. Notwithstanding the preceding sentence of this Section 7(a) to the contrary, nothing contained herein shall protect or be deemed to protect the Subadviser against or entitle or be deemed to entitle the Subadviser to indemnification in respect of, any liability to the Series or its security holders or to the Adviser to which the Subadviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

(b)	The Adviser shall not be liable to the Subadviser for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Series, and the Subadviser shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series to the extent that any such action or omission by the Subadviser involves willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under this Agreement.

(c)	The Subadviser shall indemnify each of the Adviser and the Series and hold each of them harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser or the Series in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Subadviser which was required to be stated therein or necessary to make the statements therein not misleading, but only to the extent that such statement or omission was made in reliance upon written information furnished to the Adviser or the Fund by the Subadviser for use therein.

(d)	The Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, except to the extent that any such statement or omission was made in reliance upon written information furnished to the Adviser or the Fund by the Subadviser for use therein.

                                           (c)   Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

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"9.                   Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

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Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

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(d) The Fund, its officers and directors, R&A, JHC Capital Management, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund’s stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 25. Business and Other Connections of Investment Advisers

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Reference is made to the filings on Schedule D to the Form ADV, as amended, of each of Royce & Associates and JHC Capital Management, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

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Item 26. Principal Underwriters

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Royce Fund Services, Inc. is the Registrant’s principal underwriter in connection with the sale of shares of the Registrant. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 1414 Avenue of the Americas, New York, New York 10019.

	Positions and Offices	Positions and Offices
Name	with Underwriter	with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President
Jack E. Fockler, Jr.	Vice President	Vice President

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Item 27. Location of Accounts and Records

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The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
1414 Avenue of the Americas
10th Floor New York, New York 10019

State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

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Item 28. Management Services

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State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

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2004	$2,564,904
2003	$1,672,174
2002:	$1,341,926

Item 29. Undertakings

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None.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on 25th day of February, 2005.

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THE ROYCE FUND

By: /s/ Charles M. Royce
Charles M. Royce, President

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce	President and Trustee	2/25/2005
Charles M. Royce

/s/ Donald R. Dwight	Trustee	2/25/2005
Donald R. Dwight

/s/ Mark R. Fetting	Trustee	2/25/2005
Mark R. Fetting

/s/ Richard M. Galkin	Trustee	2/25/2005
Richard M. Galkin

/s/ Stephen L. Isaacs	Trustee	2/25/2005
Stephen L. Isaacs

/s/ William L. Koke	Trustee	2/25/2005
William L. Koke

/s/ Arthur S. Mehlman	Trustee	2/25/2005
Arthur S. Mehlman

/s/ David L. Meister	Trustee	2/25/2005
David L. Meister

/s/ G. Peter O’Brien	Trustee	2/25/2005
G. Peter O ’Brien

NOTICE

A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

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